UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813066.102

AFR-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 83.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
BE Aerospace, Inc. term loan B 7.15% 8/24/12 (c)	$ 9,892	$ 9,904
DRS Technologies, Inc. term loan 6.784% 1/31/13 (c)	1,717	1,717
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (c)	11,947	11,992
Transdigm, Inc. term loan 7.3888% 6/23/13 (c)	13,500	13,601
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.57% 9/29/13 (c)	7,790	7,858
Tranche 2LN, term loan 11.07% 3/28/14 (c)	1,700	1,743
		46,815
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 10.1181% 3/16/08 (c)	1,290	1,308
Northwest Airlines Corp. Tranche B, term loan 8.8637% 12/31/13 (c)	2,000	2,013
UAL Corp.:
Tranche B, term loan 9.12% 2/1/12 (c)	19,154	19,273
Tranche DD, term loan 11% 2/1/12 (c)	2,736	2,753
US Airways Group, Inc. term loan 8.8638% 3/31/11 (c)	11,000	11,055
		36,402
Automotive - 5.3%
AM General LLC:
LOC 8.195% 9/30/12 (c)	97	98
term loan B 8.394% 9/30/13 (c)	2,903	2,925
Dana Corp. term loan 7.82% 4/13/08 (c)	14,120	14,138
Delphi Corp. term loan:
7.625% 12/31/07 (c)	14,000	14,070
8.125% 12/31/07 (c)	34,000	34,170
Federal-Mogul Financing Trust term loan 7.32% 7/1/07 (c)	8,700	8,711
Ford Motor Co. term loan 8.36% 12/15/13 (c)	34,000	34,468
General Motors Corp. term loan 7.745% 11/29/13 (c)	27,290	27,665
Navistar International Corp.:
term loan 8.61% 1/19/12 (c)	11,000	11,179
7.1663% 1/19/12 (c)	4,000	4,065
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (c)	29,000	29,018
Rexnord Corp. Tranche B, term loan 7.875% 7/19/13 (c)	10,639	10,693
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Tenneco Auto, Inc.:
Tranche B, term loan 7.36% 12/12/10 (c)	$ 3,042	$ 3,061
Tranche B1, Credit-Linked Deposit 7.32% 12/12/10 (c)	1,336	1,345
The Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked Deposit 7.0972% 4/30/10 (c)	22,820	22,934
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.9375% 6/30/12 (c)	2,266	2,269
Tranche B2, term loan 6.875% 6/30/12 (c)	1,980	1,982
Tranche E, term loan 6.875% 10/31/10 (c)	14,700	14,700
Visteon Corp. term loan 8.38% 6/13/13 (c)	11,000	11,041
		248,532
Broadcasting - 2.4%
Cumulus Media, Inc. term loan 7.3326% 6/7/13 (c)	1,990	2,002
Emmis Operating Co. Tranche B, term loan 7.32% 11/1/13 (c)	7,000	7,048
Entravision Communication Corp. term loan 6.86% 3/29/13 (c)	5,910	5,910
Gray Television, Inc.:
Tranche B, term loan 6.85% 11/22/12 (c)	8,090	8,090
Tranche B2, term loan 6.85% 5/22/13 (c)	2,475	2,475
Montecito Broadcast Group LLC Tranche 1, term loan 7.82% 1/27/13 (c)	1,980	1,990
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1138% 10/1/12 (c)	17,910	17,933
Paxson Communications Corp. term loan 8.61% 1/15/12 (c)	6,000	6,090
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.875% 8/28/13 (c)	5,938	5,908
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.12% 6/10/12 (c)	7,860	7,870
VNU, Inc. term loan 8.1254% 8/9/13 (c)	46,858	47,268
		112,584
Building Materials - 0.3%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (c)	2,844	2,844
Masonite International Corp. term loan 7.36% 4/5/13 (c)	6,211	6,203
Nortek Holdings, Inc. Tranche B, term loan 7.354% 8/27/11 (c)	5,740	5,762
		14,809
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 8.3%
Cebridge Connections, Inc. Tranche 1, term loan 7.61% 11/5/13 (c)	$ 1,000	$ 1,004
Charter Communications Operating LLC Tranche B, term loan 7.985% 4/28/13 (c)	125,000	126,076
CSC Holdings, Inc. Tranche B, term loan 7.1135% 3/29/13 (c)	95,332	95,273
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (c)	34,152	34,323
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (c)	10,000	10,075
Liberty Cablevision of Puerto Rico LTC term loan 7.6194% 3/1/13 (c)	4,963	4,981
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.1064% 1/31/15 (c)	3,930	3,925
Mediacom LLC Tranche C1, term loan 7.1719% 1/31/15 (c)	6,825	6,825
NTL Cable PLC Tranche B, term loan 7.36% 1/10/13 (c)	23,680	23,887
PanAmSat Corp. Tranche B2, term loan 7.86% 1/3/14 (c)	29,925	30,224
San Juan Cable, Inc. Tranche 1, term loan 7.3656% 10/31/12 (c)	5,940	5,955
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (c)	20,504	20,607
Tranche K2, term loan 7.37% 12/31/13 (c)	20,504	20,607
Wide Open West Finance LLC Tranche 1, term loan 7.611% 5/1/13 (c)	2,790	2,804
		386,566
Capital Goods - 2.0%
AGCO Corp. term loan 7.07% 7/3/09 (c)	2,505	2,508
Alliance Laundry Systems LLC term loan 7.5995% 1/27/12 (c)	434	437
Amsted Industries, Inc.:
term loan 7.3611% 4/5/13 (c)	5,813	5,842
Tranche DD, term loan 4/5/13 (e)	3,111	3,064
Ashtead Group PLC term loan 7.1875% 8/31/11 (c)	5,000	4,994
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (c)	4,209	4,230
Dresser, Inc. term loan 8.125% 10/31/13 (c)	9,300	9,393
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (c)	189	190
term loan 7.63% 6/7/13 (c)	5,745	5,795
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Flowserve Corp. term loan 6.875% 8/10/12 (c)	$ 23,715	$ 23,745
Hexcel Corp. Tranche B, term loan 7.125% 3/1/12 (c)	4,422	4,422
Invensys International Holding Ltd.:
term loan 7.37% 12/15/10 (c)	1,920	1,937
Tranche B, term loan 7.36% 1/15/11 (c)	2,080	2,098
Kinetek Industries, Inc. Tranche B, term loan 7.82% 11/10/13 (c)	3,300	3,317
Mueller Group, Inc. term loan 7.3629% 10/3/12 (c)	2,128	2,138
NACCO Materials Handling Group, Inc. term loan 7.3696% 3/21/13 (c)	1,990	1,990
Sensata Technologies BV term loan 7.11% 4/27/13 (c)	2,239	2,233
Terex Corp. term loan 7.1138% 7/14/13 (c)	11,930	11,945
Walter Industries, Inc. term loan 7.1065% 10/3/12 (c)	3,179	3,179
		93,457
Chemicals - 4.4%
Basell USA, Inc.:
Tranche B2, term loan 7.595% 8/1/13 (c)	1,730	1,747
Tranche C2, term loan 8.345% 8/1/14 (c)	1,730	1,747
Celanese AG Credit-Linked Deposit 7.57% 4/6/09 (c)	6,000	6,023
Celanese Holding LLC term loan 7.1138% 4/6/11 (c)	43,533	43,914
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (c)	5,163	5,157
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (c)	27,730	27,869
INEOS US Finance:
Tranche B, term loan 7.6111% 1/31/13 (c)	4,777	4,825
Tranche C, term loan 8.1111% 1/31/14 (c)	4,777	4,825
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (c)	2,980	2,995
ISP Chemco, Inc. Tranche B, term loan 7.375% 2/16/13 (c)	7,940	8,029
Lyondell Chemical Co. term loan 7.1213% 8/16/13 (c)	31,920	32,159
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (c)	18,000	18,090
Nalco Co. Tranche B, term loan 7.197% 11/4/10 (c)	17,726	17,881
Rockwood Specialties Group, Inc. Tranche E, term loan 7.36% 7/30/12 (c)	13,411	13,445
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (c)	3,000	3,019
The Mosaic Co. Tranche B, term loan 7.1132% 12/1/13 (c)	13,290	13,423
		205,148
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.0%
American Achievement Corp. Tranche B, term loan 7.581% 3/25/11 (c)	$ 2,205	$ 2,218
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (c)	4,963	4,969
Chattem, Inc. term loan 7.2738% 1/2/13 (c)	3,000	3,023
Jarden Corp.:
term loan 7.3638% 1/24/12 (c)	6,106	6,121
Tranche B2, term loan 7.1138% 1/24/12 (c)	3,195	3,199
Jostens IH Corp. Tranche C, term loan 7.3719% 10/4/11 (c)	12,148	12,178
NPI Merger Corp. term loan 7.3637% 4/26/13 (c)	3,691	3,695
Sealy Mattress Co. Tranche E, term loan 6.847% 8/25/12 (c)	5,339	5,339
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (c)	8,000	8,030
		48,772
Containers - 2.3%
Berry Plastics Corp. Tranche B, term loan 7.11% 9/20/13 (c)	14,963	14,963
Bluegrass Container Co. LLC Tranche 1, term loan 7.6021% 6/30/13 (c)	12,845	12,974
BWAY Corp. Tranche B, term loan 7.1875% 7/17/13 (c)	4,104	4,114
Crown Holdings, Inc.:
term loan B 7.1238% 11/15/12 (c)	14,330	14,330
Tranche B, term loan 7.1238% 11/15/12 (c)	10,712	10,712
Graham Packaging Holdings Co. Tranche B1, term loan 7.625% 10/4/11 (c)	12,728	12,840
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.82% 6/14/13 (c)	25,465	25,465
Solo Cup Co.:
term loan 11.57% 3/31/12 (c)	4,000	4,085
Tranche B1, term loan 8.82% 2/27/11 (c)	9,272	9,480
		108,963
Diversified Financial Services - 1.3%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (c)	14,768	14,824
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7.125% 3/15/13 (c)	15,939	15,779
IPC Acquisition Corp. Class B1, term loan 7.8638% 9/29/13 (c)	1,995	2,010
LPL Holdings, Inc. Tranche C, term loan 8.1138% 6/29/14 (c)	5,000	5,044
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Newkirk Master LP Tranche B, term loan 7.076% 8/11/08 (c)	$ 4,136	$ 4,136
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.0704% 4/18/12 (c)	10,764	10,805
Tranche C, term loan 7.0712% 4/18/12 (c)	6,240	6,263
		58,861
Diversified Media - 0.5%
LBI Media, Inc. Tranche B, term loan 6.8606% 3/31/12 (c)	2,279	2,262
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (c)	4,325	4,314
Quebecor Media, Inc. Tranche B, term loan 7.36% 1/17/13 (c)	4,950	4,981
R.H. Donnelley Corp.:
Tranche A4, term loan 6.6136% 12/31/09 (c)	644	643
Tranche D1, term loan 6.87% 6/30/11 (c)	9,765	9,765
Thomson Media, Inc. Tranche B1, term loan 7.6138% 11/8/11 (c)	3,182	3,193
		25,158
Electric Utilities - 4.2%
AES Corp. term loan 7.125% 8/10/11 (c)	8,429	8,471
Boston Generating LLC:
Credit-Linked Deposit 7.6156% 12/20/13 (c)	1,724	1,731
Tranche 1LN, revolver loan 7.6156% 12/20/13 (c)	483	485
Tranche B 1LN, term loan 7.6% 12/20/13 (c)	7,793	7,822
Calpine Generating Co. LLC Tranche 1, term loan 9.0756% 4/1/09 (c)	16,350	16,514
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.555% 6/24/12 (c)	4,504	4,504
term loan 7.599% 6/24/12 (c)	3,211	3,211
Dynegy Holdings, Inc. 6.82% 4/19/12 (c)	10,000	10,019
LSP Gen Finance Co. LLC Tranche B1, term loan 7.1138% 5/4/13 (c)	8,315	8,315
Midwest Generation LLC term loan 7.0047% 4/27/11 (c)	895	898
Mirant North America LLC term loan 7.07% 1/3/13 (c)	24,791	24,853
NRG Energy, Inc.:
Credit-Linked Deposit 7.3638% 2/1/13 (c)	30,566	30,834
term loan 7.3638% 2/1/13 (c)	71,711	72,339
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Reliant Energy, Inc.:
term loan 7.695% 12/1/10 (c)	$ 4,571	$ 4,617
7.57% 12/1/10 (c)	3,429	3,463
		198,076
Energy - 2.9%
Alon USA, Inc. term loan 7.6485% 6/22/13 (c)	3,980	3,995
Boart Longyear Holdings, Inc.:
term loan 8.614% 10/6/12 (c)	2,000	2,015
Tranche 1LN, term loan 8.6138% 10/6/12 (c)	11,970	12,060
Citgo Petroleum Corp. Tranche B, term loan 6.6769% 11/15/12 (c)	12,082	12,097
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (c)	486	490
Tranche D, term loan 8.36% 12/28/13 (c)	2,514	2,529
Compagnie Generale de Geophysique SA term loan 7.32% 1/12/14 (c)	10,000	10,075
Dresser-Rand Group, Inc. Tranche B, term loan 7.32% 10/29/11 (c)	444	447
El Paso Corp. 7.3219% 7/31/11 (c)	27,981	28,121
Energy Transfer Equity LP term loan 7.095% 11/1/12 (c)	4,000	4,030
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (c)	4,000	4,010
EPCO Holdings, Inc. Tranche C, term loan 7.36% 8/16/10 (c)	12,742	12,869
MEG Energy Corp.:
term loan 7.37% 4/3/13 (c)	2,481	2,497
Tranche DD, term loan 4/3/13 (e)	2,500	2,478
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.87% 11/1/13 (c)	7,548	7,623
Tranche B, Credit-Linked Deposit 7.87% 11/1/13 (c)	892	901
Sandridge Energy, Inc. term loan 10.19% 11/21/07 (c)	6,000	6,045
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (c)	3,290	3,315
term loan 7.6129% 10/31/12 (c)	13,538	13,640
Vulcan/Plains Resources, Inc. term loan 6.8706% 8/12/11 (c)	2,884	2,884
W&T Offshore, Inc. Tranche B, term loan 7.62% 8/24/10 (c)	4,810	4,834
		136,955
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 1.5%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.863% 12/19/11 (c)	$ 3,930	$ 3,925
AMC Entertainment, Inc. term loan 7.445% 1/26/13 (c)	10,395	10,499
Cinemark USA, Inc. term loan 7.38% 10/5/13 (c)	13,965	14,105
MGM Holdings II, Inc. Tranche B, term loan 8.6138% 4/8/12 (c)	16,303	16,343
Regal Cinemas Corp. term loan 7.1138% 10/27/13 (c)	27,272	27,204
		72,076
Environmental - 1.4%
Allied Waste Industries, Inc.:
term loan 7.1609% 1/15/12 (c)	39,292	39,488
Tranche A, Credit-Linked Deposit 7.0719% 1/15/12 (c)	17,424	17,511
Brickman Group Holdings, Inc. Tranche B, term loan 7.398% 1/23/14 (c)	3,000	3,008
Casella Waste Systems, Inc. Tranche B, term loan 7.3684% 4/28/10 (c)	2,000	2,003
Waste Services, Inc. Tranche C, term loan 8.07% 3/31/11 (c)	1,970	1,989
		63,999
Food and Drug Retail - 1.0%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.875% 7/30/11 (c)	30,903	30,942
SUPERVALU, Inc. Tranche B, term loan 7.1% 6/2/12 (c)	15,811	15,850
		46,792
Food/Beverage/Tobacco - 1.8%
Bumble Bee Foods LLC Tranche B, term loan 7.1188% 5/2/12 (c)	3,000	2,996
Commonwealth Brands, Inc. term loan 7.625% 12/22/12 (c)	7,372	7,446
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (c)	36,492	36,765
Del Monte Corp. Tranche B, term loan 6.8404% 2/8/12 (c)	10,274	10,287
Herbalife International, Inc. term loan 6.82% 7/21/13 (c)	4,488	4,488
Michael Foods, Inc. Tranche B, term loan 7.35% 11/21/10 (c)	4,020	4,030
Reddy Ice Group, Inc. term loan 7.11% 8/12/12 (c)	2,000	2,000
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Reynolds American, Inc. Tranche B, term loan 7.14% 5/31/12 (c)	$ 11,940	$ 12,030
Sturm Foods, Inc. term loan 7.875% 1/31/14 (c)	3,000	3,019
		83,061
Gaming - 2.7%
Alliance Gaming Corp. term loan 8.61% 9/5/09 (c)	3,662	3,657
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (c)	5,990	6,005
Boyd Gaming Corp. term loan 6.8638% 6/30/11 (c)	13,177	13,194
Choctaw Resort Development Enterprise term loan 7.1219% 11/4/11 (c)	1,883	1,887
Green Valley Ranch Gaming LLC term loan 7.363% 12/17/11 (c)	3,660	3,656
Greenwood Racing, Inc. term loan 7.6% 11/28/11 (c)	2,000	2,015
Kerzner International Ltd.:
term loan 8.3531% 9/1/13 (c)	3,125	3,074
Class DD, term loan 8.3531% 9/1/13 (c)(e)	1,875	1,845
Penn National Gaming, Inc. Tranche B, term loan 7.12% 10/31/12 (c)	18,338	18,499
Pinnacle Entertainment, Inc. Tranche B, term loan 7.32% 12/14/11 (c)	5,350	5,397
Tropicana Entertainment term loan 7.86% 7/3/08 (c)	8,700	8,744
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.87% 5/20/12 (c)(e)	14,430	14,538
Venetian Casino Resort LLC Tranche B, term loan 7.12% 6/15/11 (c)	24,200	24,261
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (e)	3,369	3,369
8.12% 5/26/13 (c)	7,631	7,707
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (c)	9,180	9,237
		127,085
Healthcare - 9.3%
Accellent, Inc. term loan 7.37% 11/22/12 (c)	3,019	3,012
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (c)	2,978	2,985
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3811% 2/7/12 (c)	10,042	10,092
Community Health Systems, Inc. term loan 7.12% 8/19/11 (c)	43,699	43,863
Concentra Operating Corp. term loan 7.376% 9/30/11 (c)	7,085	7,112
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
CONMED Corp. Tranche B, term loan 7.375% 4/12/13 (c)	$ 2,296	$ 2,296
DaVita, Inc. Tranche B, term loan 7.4045% 10/5/12 (c)	55,869	56,288
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (c)	2,478	2,481
Emdeon Business Services term loan 7.87% 11/16/13 (c)	4,967	5,010
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7398% 3/31/12 (c)	37,710	37,639
Gentiva Health Services, Inc. term loan 7.5967% 3/31/13 (c)	1,849	1,858
HCA, Inc. Tranche B, term loan 7.8638% 11/17/13 (c)	117,000	117,731
HealthSouth Corp. term loan 8.61% 3/10/13 (c)	27,308	27,581
Iasis Healthcare LLC Tranche B, term loan 7.5702% 6/22/11 (c)	14,140	14,228
Kinetic Concepts, Inc. Tranche B2, term loan 7.12% 8/11/10 (c)	5,043	5,055
Kyphon, Inc. term loan 7.57% 1/17/14 (c)	3,000	3,000
LifeCare Holdings, Inc. term loan 7.57% 8/11/12 (c)	2,970	2,866
LifePoint Hospitals, Inc. Tranche B, term loan 6.945% 4/15/12 (c)	21,728	21,728
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (c)	3,443	3,443
Psychiatric Solutions, Inc. term loan 7.0963% 7/1/12 (c)	8,323	8,333
Renal Advantage, Inc. Tranche B, term loan 7.86% 9/30/12 (c)	6,633	6,675
Service Corp. International term loan 7.3319% 11/28/09 (c)	828	834
Skilled Healthcare Group, Inc. Tranche 1, term loan 8.1% 6/15/12 (c)	3,940	3,950
Team Health, Inc. term loan 7.8706% 11/22/12 (c)	16,335	16,498
U.S. Oncology, Inc.:
Tranche B, term loan 7.6239% 8/20/11 (c)	8,461	8,493
Tranche C, term loan 7.625% 8/20/11 (c)	1,945	1,952
Vanguard Health Holding Co. I term loan 7.6138% 9/23/11 (c)	5,734	5,770
Vicar Operating, Inc. term loan 6.875% 5/16/11 (c)	9,841	9,816
VWR Corp. Tranche B, term loan 7.61% 4/7/11 (c)	6,097	6,120
		436,709
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 1.3%
Apartment Investment & Management Co. term loan 6.9088% 3/22/11 (c)	$ 2,100	$ 2,105
Blount, Inc. Tranche B1, term loan 7.093% 8/9/10 (c)	1,644	1,646
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (c)	7,442	7,517
CB Richard Ellis Group, Inc. Tranche B, term loan 6.8555% 12/20/13 (c)	7,000	7,018
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	37,000	36,954
Lion Gables Realty LP term loan 7.07% 3/31/07 (c)	1,205	1,206
Tishman Speyer Properties term loan 7.08% 12/27/12 (c)	5,000	5,038
		61,484
Hotels - 0.2%
Hilton Hotels Corp. Tranche B, term loan 6.7124% 2/22/13 (c)	7,350	7,359
Leisure - 1.3%
Cedar Fair LP term loan 7.82% 8/30/12 (c)	9,950	10,025
London Arena & Waterfront Finance LLC Tranche A, term loan 8.8531% 3/8/12 (c)	2,978	2,985
Mega Brands, Inc. Tranche B, term loan 7.1494% 7/26/12 (c)	3,930	3,935
Six Flags Theme Park, Inc. Tranche B1, term loan 8.7299% 6/30/09 (c)	25,944	26,333
Universal City Development Partners Ltd. term loan 7.3679% 6/9/11 (c)	16,741	16,783
		60,061
Metals/Mining - 1.1%
Aleris International, Inc. term loan 7.75% 12/19/13 (c)	4,000	4,040
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1138% 10/26/12 (c)	14,862	14,862
Compass Minerals Tranche B, term loan 6.8619% 12/22/12 (c)	12,279	12,295
Murray Energy Corp. Tranche 1, term loan 8.37% 1/28/10 (c)	2,948	2,977
Novelis, Inc. term loan 7.62% 1/7/12 (c)	16,178	16,239
Stillwater Mining Co. term loan 7.625% 7/30/10 (c)	2,129	2,132
		52,545
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Paper - 3.8%
Appleton Papers, Inc. term loan 7.6249% 6/11/10 (c)	$ 3,117	$ 3,132
Boise Cascade Holdings LLC Tranche D, term loan 7.1083% 10/26/11 (c)	20,632	20,710
Buckeye Technologies, Inc. term loan 7.414% 3/15/08 (c)	1,780	1,778
Georgia-Pacific Corp.:
term loan 7.1137% 12/29/13 (c)	15,000	15,000
Tranche B1, term loan 7.3546% 12/23/12 (c)	74,250	74,714
Graphic Packaging International, Inc. Tranche C, term loan 7.8611% 8/8/10 (c)	14,663	14,828
NewPage Corp. term loan 8.3621% 5/2/11 (c)	4,182	4,224
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.4472% 11/1/10 (c)	4,164	4,185
Tranche B, term loan 7.625% 11/1/11 (c)	16,207	16,288
Tranche C, term loan 7.625% 11/1/11 (c)	8,732	8,798
Tranche C1, term loan 7.625% 11/1/11 (c)	2,802	2,834
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (c)	5,459	5,459
Xerium Technologies, Inc. Tranche B, term loan 7.8638% 5/18/12 (c)	4,525	4,520
		176,470
Publishing/Printing - 3.4%
CBD Media, Inc. Tranche D, term loan 7.695% 12/31/09 (c)	4,747	4,765
Cenveo Corp. term loan 7.3646% 6/21/13 (c)	7,094	7,112
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.6232% 11/8/08 (c)	1,995	1,988
Tranche B, term loan 6.8684% 5/8/09 (c)	14,660	14,660
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5982% 9/9/09 (c)	3,747	3,733
Tranche B, term loan 6.8606% 3/9/10 (c)	13,906	13,906
Tranche B1, term loan 6.874% 3/10/10 (c)	14,038	14,038
Idearc, Inc. term loan 7.33% 11/17/14 (c)	42,000	42,315
MediMedia USA, Inc. Tranche B, term loan 7.8457% 10/5/13 (c)	2,783	2,793
R.H. Donnelley Corp. Tranche D2, term loan 6.8653% 6/30/11 (c)	27,538	27,538
Sun Media Corp. Canada Tranche B, term loan 7.11% 2/7/09 (c)	1,572	1,572
Yell Group PLC term loan B1 7.32% 2/10/13 (c)	24,200	24,412
		158,832
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Railroad - 0.5%
Kansas City Southern Railway Co. Tranche B, term loan 7.0823% 4/28/13 (c)	$ 16,915	$ 16,957
RailAmerica, Inc. term loan 7.375% 9/29/11 (c)	5,454	5,454
		22,411
Restaurants - 1.0%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.602% 7/25/12 (c)	4,514	4,548
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (c)	17,994	18,039
CKE Restaurants, Inc. term loan 7.375% 5/1/10 (c)	911	911
Del Taco Tranche B, term loan 7.62% 3/29/13 (c)	4,963	4,981
Domino's, Inc. term loan 6.875% 6/25/10 (c)	15,448	15,448
El Pollo Loco, Inc. Tranche B, term loan 8.37% 11/18/11 (c)	1,980	1,992
		45,919
Services - 3.6%
Acosta, Inc. term loan 8.07% 7/28/13 (c)	2,985	3,015
Aramark Corp.:
term loan 7.47% 1/26/14 (c)	62,934	63,642
7.445% 1/26/14 (c)	4,436	4,486
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (c)	5,976	6,036
Coinstar, Inc. term loan 7.36% 7/1/11 (c)	5,534	5,561
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.875% 5/23/13 (c)	3,973	4,007
Hertz Corp.:
Credit-Linked Deposit 7.365% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.4189% 12/21/12 (c)	11,448	11,519
Iron Mountain, Inc.:
term loan 7.0938% 4/2/11 (c)	5,203	5,203
Tranche C, term loan 7.125% 4/2/11 (c)	8,241	8,241
JohnsonDiversey, Inc.:
Tranche B, term loan 7.87% 12/16/11 (c)	1,817	1,833
Tranche DD, term loan 7.87% 12/16/10 (c)	509	513
McJunkin Corp. term loan 7.595% 3/31/14 (c)	5,000	5,031
RSC Equipment Rental:
term loan 7.1096% 11/30/12 (c)	2,993	3,007
Tranche 2LN, term loan 8.856% 11/30/13 (c)	12,000	12,195
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
United Rentals, Inc.:
term loan 7.32% 2/14/11 (c)	$ 4,693	$ 4,751
Tranche B, Credit-Linked Deposit 7.3219% 2/14/11 (c)	1,937	1,961
US Investigations Services, Inc.:
term loan 7.87% 10/14/12 (c)	5,920	5,957
term loan D 7.87% 10/14/12 (c)	1,995	2,007
West Corp. term loan 8.0852% 10/24/13 (c)	18,000	18,113
		168,531
Shipping - 0.2%
Baker Tanks, Inc. Tranche B, term loan 7.57% 11/23/12 (c)	882	886
Laidlaw International, Inc. Class B, term loan 7.11% 7/31/13 (c)	8,978	9,045
		9,931
Specialty Retailing - 0.2%
Sally Holdings LLC Tranche B, term loan 7.87% 11/10/13 (c)	6,983	7,009
Steels - 0.1%
Tube City IMS Corp.:
term loan 9.5% 1/25/14 (c)	2,265	2,282
7.57% 1/25/14 (c)	275	277
		2,559
Super Retail - 1.8%
Buhrmann US, Inc. Tranche D1, term loan 7.1154% 12/31/10 (c)	5,548	5,569
FTD, Inc. term loan 7.32% 7/28/13 (c)	3,670	3,679
Gold Toe Investment Corp.:
Tranche 1LN, term loan 8.11% 10/30/13 (c)	6,000	6,075
Tranche 2LN, term loan 11.36% 4/30/14 (c)	2,000	2,040
J. Crew Group, Inc. term loan 7.152% 5/15/13 (c)	4,470	4,476
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (c)	16,604	16,770
Neiman Marcus Group, Inc. term loan 7.6024% 4/6/13 (c)	9,239	9,285
Oriental Trading Co., Inc. Tranche 1, term loan 8.1723% 7/31/13 (c)	3,980	4,010
PETCO Animal Supplies, Inc. term loan 8.1025% 10/26/13 (c)	9,950	10,050
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (c)	$ 3,700	$ 3,742
Toys 'R' US, Inc. term loan 8.3256% 12/9/08 (c)	19,000	19,190
		84,886
Technology - 4.9%
Acxiom Corp. term loan 7.0834% 9/15/12 (c)	8,978	9,034
Advanced Micro Devices, Inc. term loan 7.62% 12/31/13 (c)	8,865	8,943
Affiliated Computer Services, Inc.:
term loan 7.345% 3/20/13 (c)	13,196	13,295
Tranche B2, term loan 7.3597% 3/20/13 (c)	7,940	8,000
AMI Semiconductor, Inc. term loan 6.82% 4/1/12 (c)	3,484	3,480
Eastman Kodak Co.:
term loan 7.57% 10/18/12 (c)	10,010	10,048
Tranche DD, term loan 7.57% 10/20/12 (c)	1,990	1,997
Freescale Semiconductor, Inc. term loan 7.3694% 12/1/13 (c)	40,000	40,300
K & F Industries, Inc. term loan 7.32% 11/18/12 (c)	7,876	7,925
ON Semiconductor Corp. Tranche H, term loan 7.614% 12/15/11 (c)	1,462	1,465
Open Solutions, Inc. term loan 7.485% 1/23/14 (c)	6,490	6,531
Open Text Corp. term loan 7.8638% 10/2/13 (c)	5,985	6,015
Riverdeep Interactive Learning USA, Inc. term loan:
8.0956% 12/20/13 (c)	17,170	17,363
11.0656% 12/21/07 (c)	12,000	12,000
Serena Software, Inc. term loan 7.61% 3/10/13 (c)	5,625	5,660
SunGard Data Systems, Inc. Tranche B, term loan 7.8753% 2/10/13 (c)	68,928	69,531
Verifone, Inc. Tranche B, term loan 7.1161% 10/31/13 (c)	9,000	9,023
		230,610
Telecommunications - 4.8%
Alaska Communications Systems Holding term loan 7.1138% 2/1/12 (c)	3,000	3,011
American Cellular Corp.:
term loan B 7.61% 8/7/13 (c)	5,671	5,713
term loan DD 7.6399% 8/7/13 (c)(e)	2,683	2,680
Centennial Cellular Operating Co. LLC term loan 7.6142% 2/9/11 (c)	15,635	15,713
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Cincinnati Bell, Inc. Tranche B, term loan 6.929% 8/31/12 (c)	$ 12,838	$ 12,838
Consolidated Communications, Inc. Tranche D, term loan 7.366% 10/14/11 (c)	2,000	2,000
Digicel International Finance Ltd. term loan 7.875% 7/31/13 (c)	4,000	4,010
Intelsat Bermuda Ltd. term loan 7.86% 1/12/14 (c)	20,000	20,125
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (c)	29,593	29,889
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.115% 11/23/11 (c)	4,000	4,025
Leap Wireless International, Inc. Tranche B, term loan 8.1138% 6/16/13 (c)	6,965	7,035
Level 3 Communications, Inc. term loan 8.3656% 12/2/11 (c)	12,500	12,625
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.61% 7/29/12 (c)	4,952	4,959
MetroPCS Wireless, Inc. Tranche B, term loan 7.875% 11/3/13 (c)	15,960	16,060
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (c)	6,860	6,877
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,248
Time Warner Telecom, Inc. Tranche B, term loan 7.57% 1/7/13 (c)	6,000	6,053
Triton PCS, Inc. term loan 8.61% 11/18/09 (c)	7,788	7,847
Wind Telecomunicazioni Spa:
term loan 12.61% 12/12/11 (c)	5,024	5,169
Tranche B, term loan 8.1684% 9/21/13 (c)	7,500	7,584
Tranche C, term loan 8.6684% 9/21/14 (c)	7,500	7,584
Windstream Corp. Class B, term loan 7.11% 7/17/13 (c)	32,000	32,240
		225,285
Textiles & Apparel - 0.8%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (c)	4,000	4,115
term loan B1 7.607% 9/5/13 (c)	18,521	18,741
Warnaco Group, Inc. term loan 7.3449% 1/31/13 (c)	5,003	5,003
William Carter Co. term loan 6.856% 6/29/12 (c)	6,901	6,901
		34,760
TOTAL FLOATING RATE LOANS (Cost $3,880,385)		3,899,472
Nonconvertible Bonds - 10.8%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.0%
Continental Airlines, Inc. 8.495% 6/2/13 (c)	$ 2,000	$ 2,055
Automotive - 1.8%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,971
6.1925% 9/28/07 (c)	16,000	16,100
6.315% 3/21/07 (c)	8,500	8,500
8.11% 1/13/12 (c)	34,620	34,707
8.3706% 11/2/07 (c)	4,000	4,058
9.81% 4/15/12 (c)	5,000	5,400
General Motors Acceptance Corp.:
6.31% 7/16/07 (c)	4,000	4,005
7.5694% 12/1/14 (c)	2,000	2,090
8% 11/1/31	4,000	4,470
The Goodyear Tire & Rubber Co. 9.14% 12/1/09 (b)(c)	5,000	5,025
		86,326
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,245
Cable TV - 0.4%
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,020
7.875% 12/15/07	8,000	8,110
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,051
EchoStar Communications Corp.:
5.75% 10/1/08	4,000	3,980
7% 10/1/13	3,000	3,000
		19,161
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	2,000	2,118
Esco Corp. 9.235% 12/15/13 (b)(c)	2,000	2,060
		4,178
Chemicals - 0.0%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,120
Containers - 0.3%
Impress Holdings BV 8.585% 9/15/13 (b)(c)	7,720	7,913
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,000	5,094
		13,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	$ 3,000	$ 3,093
CMS Energy Corp. 9.875% 10/15/07	12,000	12,285
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,045
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,150
TECO Energy, Inc.:
6.125% 5/1/07	4,000	3,993
7.3713% 5/1/10 (c)	5,000	5,188
		36,754
Energy - 1.6%
El Paso Corp.:
6.5% 6/1/08	3,000	3,007
7.625% 8/16/07	8,000	8,070
El Paso Energy Corp. 6.95% 12/15/07	6,350	6,398
Parker Drilling Co. 10.1194% 9/1/10 (c)	4,703	4,797
Pemex Project Funding Master Trust 6.66% 6/15/10 (b)(c)	18,000	18,477
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,099
9.5% 2/1/13	2,000	2,165
Southern Natural Gas Co.:
6.125% 9/15/08	2,000	2,010
8.875% 3/15/10	840	878
Williams Companies, Inc. 7.36% 10/1/10 (b)(c)	17,000	17,425
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.6213% 5/1/09 (b)(c)	7,000	7,228
		72,554
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,095
10.25% 8/1/07	2,000	2,041
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,015
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,970
		10,121
Healthcare - 0.1%
HealthSouth Corp. 11.3544% 6/15/14 (b)(c)	2,000	2,195
Service Corp. International 6.5% 3/15/08	2,000	2,005
		4,200
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Leisure - 0.1%
Universal City Florida Holding Co. I/II 10.1213% 5/1/10 (c)	$ 5,140	$ 5,307
Metals/Mining - 0.5%
FMG Finance Property Ltd. 9.3694% 9/1/11 (b)(c)	8,000	8,160
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	13,470	14,144
		22,304
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.235% 10/15/12 (c)	2,190	2,195
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,315
R.H. Donnelley Corp. 8.875% 1/15/16	4,000	4,190
		10,505
Services - 0.1%
Aramark Corp. 8.86% 2/1/15 (b)(c)	3,360	3,423
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.8738% 5/15/14 (b)(c)	1,650	1,634
		5,057
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,030
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,638
		5,668
Super Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 9.235% 10/1/11 (c)	16,000	16,640
Technology - 0.9%
Freescale Semiconductor, Inc. 9.25% 12/15/14 (b)(c)	10,000	9,950
Nortel Networks Corp. 9.61% 7/15/11 (b)(c)	17,380	18,531
NXP BV 8.11% 10/15/13 (b)(c)	12,000	12,210
		40,691
Telecommunications - 2.9%
Centennial Communications Corp. 11.11% 1/1/13 (c)	2,000	2,115
Embarq Corp. 6.738% 6/1/13	7,111	7,290
Intelsat Ltd. 11.3544% 6/15/13 (b)(c)	2,000	2,135
Intelsat Subsidiary Holding Co. Ltd. 10.2519% 1/15/12 (c)	7,000	7,070
Qwest Communications International, Inc. 8.8738% 2/15/09 (c)	9,000	9,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp. 8.61% 6/15/13 (c)	$ 56,150	$ 60,990
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,053
8.485% 12/15/10 (c)	38,450	39,315
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,225
		137,328
TOTAL NONCONVERTIBLE BONDS (Cost $493,063)		503,416
U.S. Treasury Obligations - 0.3%

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,997)	17,000	16,977
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 5.35% (a)	272,039,540	272,040
Fidelity Money Market Central Fund, 5.39% (a)	276,696	277
TOTAL MONEY MARKET FUNDS (Cost $272,317)		272,317
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,412)	$ 5,413	5,412
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,668,174)		4,697,594
NET OTHER ASSETS - (0.4)%		(20,611)
NET ASSETS - 100%		$ 4,676,983
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,366,000 or 2.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $19,459,000 and $19,422,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,412,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 1,065
Barclays Capital, Inc.	1,932
Deutsche Bank Securities, Inc.	2,415
$ 5,412
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,557
Fidelity Money Market Central Fund	1,012
Total	$ 4,569
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,667,947,000. Net unrealized appreciation aggregated $29,647,000, of which $32,393,000 related to appreciated investment securities and $2,746,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

January 31, 2007

1.813257.102

FHI-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 83.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.0%
BE Aerospace, Inc. term loan B 7.15% 8/24/12 (c)	$ 9,892	$ 9,904
DRS Technologies, Inc. term loan 6.784% 1/31/13 (c)	1,717	1,717
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (c)	11,947	11,992
Transdigm, Inc. term loan 7.3888% 6/23/13 (c)	13,500	13,601
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.57% 9/29/13 (c)	7,790	7,858
Tranche 2LN, term loan 11.07% 3/28/14 (c)	1,700	1,743
		46,815
Air Transportation - 0.8%
Delta Air Lines, Inc. Tranche B, term loan 10.1181% 3/16/08 (c)	1,290	1,308
Northwest Airlines Corp. Tranche B, term loan 8.8637% 12/31/13 (c)	2,000	2,013
UAL Corp.:
Tranche B, term loan 9.12% 2/1/12 (c)	19,154	19,273
Tranche DD, term loan 11% 2/1/12 (c)	2,736	2,753
US Airways Group, Inc. term loan 8.8638% 3/31/11 (c)	11,000	11,055
		36,402
Automotive - 5.3%
AM General LLC:
LOC 8.195% 9/30/12 (c)	97	98
term loan B 8.394% 9/30/13 (c)	2,903	2,925
Dana Corp. term loan 7.82% 4/13/08 (c)	14,120	14,138
Delphi Corp. term loan:
7.625% 12/31/07 (c)	14,000	14,070
8.125% 12/31/07 (c)	34,000	34,170
Federal-Mogul Financing Trust term loan 7.32% 7/1/07 (c)	8,700	8,711
Ford Motor Co. term loan 8.36% 12/15/13 (c)	34,000	34,468
General Motors Corp. term loan 7.745% 11/29/13 (c)	27,290	27,665
Navistar International Corp.:
term loan 8.61% 1/19/12 (c)	11,000	11,179
7.1663% 1/19/12 (c)	4,000	4,065
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (c)	29,000	29,018
Rexnord Corp. Tranche B, term loan 7.875% 7/19/13 (c)	10,639	10,693
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Tenneco Auto, Inc.:
Tranche B, term loan 7.36% 12/12/10 (c)	$ 3,042	$ 3,061
Tranche B1, Credit-Linked Deposit 7.32% 12/12/10 (c)	1,336	1,345
The Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked Deposit 7.0972% 4/30/10 (c)	22,820	22,934
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.9375% 6/30/12 (c)	2,266	2,269
Tranche B2, term loan 6.875% 6/30/12 (c)	1,980	1,982
Tranche E, term loan 6.875% 10/31/10 (c)	14,700	14,700
Visteon Corp. term loan 8.38% 6/13/13 (c)	11,000	11,041
		248,532
Broadcasting - 2.4%
Cumulus Media, Inc. term loan 7.3326% 6/7/13 (c)	1,990	2,002
Emmis Operating Co. Tranche B, term loan 7.32% 11/1/13 (c)	7,000	7,048
Entravision Communication Corp. term loan 6.86% 3/29/13 (c)	5,910	5,910
Gray Television, Inc.:
Tranche B, term loan 6.85% 11/22/12 (c)	8,090	8,090
Tranche B2, term loan 6.85% 5/22/13 (c)	2,475	2,475
Montecito Broadcast Group LLC Tranche 1, term loan 7.82% 1/27/13 (c)	1,980	1,990
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1138% 10/1/12 (c)	17,910	17,933
Paxson Communications Corp. term loan 8.61% 1/15/12 (c)	6,000	6,090
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.875% 8/28/13 (c)	5,938	5,908
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.12% 6/10/12 (c)	7,860	7,870
VNU, Inc. term loan 8.1254% 8/9/13 (c)	46,858	47,268
		112,584
Building Materials - 0.3%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (c)	2,844	2,844
Masonite International Corp. term loan 7.36% 4/5/13 (c)	6,211	6,203
Nortek Holdings, Inc. Tranche B, term loan 7.354% 8/27/11 (c)	5,740	5,762
		14,809
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 8.3%
Cebridge Connections, Inc. Tranche 1, term loan 7.61% 11/5/13 (c)	$ 1,000	$ 1,004
Charter Communications Operating LLC Tranche B, term loan 7.985% 4/28/13 (c)	125,000	126,076
CSC Holdings, Inc. Tranche B, term loan 7.1135% 3/29/13 (c)	95,332	95,273
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (c)	34,152	34,323
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (c)	10,000	10,075
Liberty Cablevision of Puerto Rico LTC term loan 7.6194% 3/1/13 (c)	4,963	4,981
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.1064% 1/31/15 (c)	3,930	3,925
Mediacom LLC Tranche C1, term loan 7.1719% 1/31/15 (c)	6,825	6,825
NTL Cable PLC Tranche B, term loan 7.36% 1/10/13 (c)	23,680	23,887
PanAmSat Corp. Tranche B2, term loan 7.86% 1/3/14 (c)	29,925	30,224
San Juan Cable, Inc. Tranche 1, term loan 7.3656% 10/31/12 (c)	5,940	5,955
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (c)	20,504	20,607
Tranche K2, term loan 7.37% 12/31/13 (c)	20,504	20,607
Wide Open West Finance LLC Tranche 1, term loan 7.611% 5/1/13 (c)	2,790	2,804
		386,566
Capital Goods - 2.0%
AGCO Corp. term loan 7.07% 7/3/09 (c)	2,505	2,508
Alliance Laundry Systems LLC term loan 7.5995% 1/27/12 (c)	434	437
Amsted Industries, Inc.:
term loan 7.3611% 4/5/13 (c)	5,813	5,842
Tranche DD, term loan 4/5/13 (e)	3,111	3,064
Ashtead Group PLC term loan 7.1875% 8/31/11 (c)	5,000	4,994
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (c)	4,209	4,230
Dresser, Inc. term loan 8.125% 10/31/13 (c)	9,300	9,393
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (c)	189	190
term loan 7.63% 6/7/13 (c)	5,745	5,795
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Flowserve Corp. term loan 6.875% 8/10/12 (c)	$ 23,715	$ 23,745
Hexcel Corp. Tranche B, term loan 7.125% 3/1/12 (c)	4,422	4,422
Invensys International Holding Ltd.:
term loan 7.37% 12/15/10 (c)	1,920	1,937
Tranche B, term loan 7.36% 1/15/11 (c)	2,080	2,098
Kinetek Industries, Inc. Tranche B, term loan 7.82% 11/10/13 (c)	3,300	3,317
Mueller Group, Inc. term loan 7.3629% 10/3/12 (c)	2,128	2,138
NACCO Materials Handling Group, Inc. term loan 7.3696% 3/21/13 (c)	1,990	1,990
Sensata Technologies BV term loan 7.11% 4/27/13 (c)	2,239	2,233
Terex Corp. term loan 7.1138% 7/14/13 (c)	11,930	11,945
Walter Industries, Inc. term loan 7.1065% 10/3/12 (c)	3,179	3,179
		93,457
Chemicals - 4.4%
Basell USA, Inc.:
Tranche B2, term loan 7.595% 8/1/13 (c)	1,730	1,747
Tranche C2, term loan 8.345% 8/1/14 (c)	1,730	1,747
Celanese AG Credit-Linked Deposit 7.57% 4/6/09 (c)	6,000	6,023
Celanese Holding LLC term loan 7.1138% 4/6/11 (c)	43,533	43,914
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (c)	5,163	5,157
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (c)	27,730	27,869
INEOS US Finance:
Tranche B, term loan 7.6111% 1/31/13 (c)	4,777	4,825
Tranche C, term loan 8.1111% 1/31/14 (c)	4,777	4,825
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (c)	2,980	2,995
ISP Chemco, Inc. Tranche B, term loan 7.375% 2/16/13 (c)	7,940	8,029
Lyondell Chemical Co. term loan 7.1213% 8/16/13 (c)	31,920	32,159
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (c)	18,000	18,090
Nalco Co. Tranche B, term loan 7.197% 11/4/10 (c)	17,726	17,881
Rockwood Specialties Group, Inc. Tranche E, term loan 7.36% 7/30/12 (c)	13,411	13,445
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (c)	3,000	3,019
The Mosaic Co. Tranche B, term loan 7.1132% 12/1/13 (c)	13,290	13,423
		205,148
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 1.0%
American Achievement Corp. Tranche B, term loan 7.581% 3/25/11 (c)	$ 2,205	$ 2,218
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (c)	4,963	4,969
Chattem, Inc. term loan 7.2738% 1/2/13 (c)	3,000	3,023
Jarden Corp.:
term loan 7.3638% 1/24/12 (c)	6,106	6,121
Tranche B2, term loan 7.1138% 1/24/12 (c)	3,195	3,199
Jostens IH Corp. Tranche C, term loan 7.3719% 10/4/11 (c)	12,148	12,178
NPI Merger Corp. term loan 7.3637% 4/26/13 (c)	3,691	3,695
Sealy Mattress Co. Tranche E, term loan 6.847% 8/25/12 (c)	5,339	5,339
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (c)	8,000	8,030
		48,772
Containers - 2.3%
Berry Plastics Corp. Tranche B, term loan 7.11% 9/20/13 (c)	14,963	14,963
Bluegrass Container Co. LLC Tranche 1, term loan 7.6021% 6/30/13 (c)	12,845	12,974
BWAY Corp. Tranche B, term loan 7.1875% 7/17/13 (c)	4,104	4,114
Crown Holdings, Inc.:
term loan B 7.1238% 11/15/12 (c)	14,330	14,330
Tranche B, term loan 7.1238% 11/15/12 (c)	10,712	10,712
Graham Packaging Holdings Co. Tranche B1, term loan 7.625% 10/4/11 (c)	12,728	12,840
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.82% 6/14/13 (c)	25,465	25,465
Solo Cup Co.:
term loan 11.57% 3/31/12 (c)	4,000	4,085
Tranche B1, term loan 8.82% 2/27/11 (c)	9,272	9,480
		108,963
Diversified Financial Services - 1.3%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (c)	14,768	14,824
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7.125% 3/15/13 (c)	15,939	15,779
IPC Acquisition Corp. Class B1, term loan 7.8638% 9/29/13 (c)	1,995	2,010
LPL Holdings, Inc. Tranche C, term loan 8.1138% 6/29/14 (c)	5,000	5,044
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Newkirk Master LP Tranche B, term loan 7.076% 8/11/08 (c)	$ 4,136	$ 4,136
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.0704% 4/18/12 (c)	10,764	10,805
Tranche C, term loan 7.0712% 4/18/12 (c)	6,240	6,263
		58,861
Diversified Media - 0.5%
LBI Media, Inc. Tranche B, term loan 6.8606% 3/31/12 (c)	2,279	2,262
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (c)	4,325	4,314
Quebecor Media, Inc. Tranche B, term loan 7.36% 1/17/13 (c)	4,950	4,981
R.H. Donnelley Corp.:
Tranche A4, term loan 6.6136% 12/31/09 (c)	644	643
Tranche D1, term loan 6.87% 6/30/11 (c)	9,765	9,765
Thomson Media, Inc. Tranche B1, term loan 7.6138% 11/8/11 (c)	3,182	3,193
		25,158
Electric Utilities - 4.2%
AES Corp. term loan 7.125% 8/10/11 (c)	8,429	8,471
Boston Generating LLC:
Credit-Linked Deposit 7.6156% 12/20/13 (c)	1,724	1,731
Tranche 1LN, revolver loan 7.6156% 12/20/13 (c)	483	485
Tranche B 1LN, term loan 7.6% 12/20/13 (c)	7,793	7,822
Calpine Generating Co. LLC Tranche 1, term loan 9.0756% 4/1/09 (c)	16,350	16,514
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.555% 6/24/12 (c)	4,504	4,504
term loan 7.599% 6/24/12 (c)	3,211	3,211
Dynegy Holdings, Inc. 6.82% 4/19/12 (c)	10,000	10,019
LSP Gen Finance Co. LLC Tranche B1, term loan 7.1138% 5/4/13 (c)	8,315	8,315
Midwest Generation LLC term loan 7.0047% 4/27/11 (c)	895	898
Mirant North America LLC term loan 7.07% 1/3/13 (c)	24,791	24,853
NRG Energy, Inc.:
Credit-Linked Deposit 7.3638% 2/1/13 (c)	30,566	30,834
term loan 7.3638% 2/1/13 (c)	71,711	72,339
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Reliant Energy, Inc.:
term loan 7.695% 12/1/10 (c)	$ 4,571	$ 4,617
7.57% 12/1/10 (c)	3,429	3,463
		198,076
Energy - 2.9%
Alon USA, Inc. term loan 7.6485% 6/22/13 (c)	3,980	3,995
Boart Longyear Holdings, Inc.:
term loan 8.614% 10/6/12 (c)	2,000	2,015
Tranche 1LN, term loan 8.6138% 10/6/12 (c)	11,970	12,060
Citgo Petroleum Corp. Tranche B, term loan 6.6769% 11/15/12 (c)	12,082	12,097
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (c)	486	490
Tranche D, term loan 8.36% 12/28/13 (c)	2,514	2,529
Compagnie Generale de Geophysique SA term loan 7.32% 1/12/14 (c)	10,000	10,075
Dresser-Rand Group, Inc. Tranche B, term loan 7.32% 10/29/11 (c)	444	447
El Paso Corp. 7.3219% 7/31/11 (c)	27,981	28,121
Energy Transfer Equity LP term loan 7.095% 11/1/12 (c)	4,000	4,030
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (c)	4,000	4,010
EPCO Holdings, Inc. Tranche C, term loan 7.36% 8/16/10 (c)	12,742	12,869
MEG Energy Corp.:
term loan 7.37% 4/3/13 (c)	2,481	2,497
Tranche DD, term loan 4/3/13 (e)	2,500	2,478
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.87% 11/1/13 (c)	7,548	7,623
Tranche B, Credit-Linked Deposit 7.87% 11/1/13 (c)	892	901
Sandridge Energy, Inc. term loan 10.19% 11/21/07 (c)	6,000	6,045
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (c)	3,290	3,315
term loan 7.6129% 10/31/12 (c)	13,538	13,640
Vulcan/Plains Resources, Inc. term loan 6.8706% 8/12/11 (c)	2,884	2,884
W&T Offshore, Inc. Tranche B, term loan 7.62% 8/24/10 (c)	4,810	4,834
		136,955
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 1.5%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.863% 12/19/11 (c)	$ 3,930	$ 3,925
AMC Entertainment, Inc. term loan 7.445% 1/26/13 (c)	10,395	10,499
Cinemark USA, Inc. term loan 7.38% 10/5/13 (c)	13,965	14,105
MGM Holdings II, Inc. Tranche B, term loan 8.6138% 4/8/12 (c)	16,303	16,343
Regal Cinemas Corp. term loan 7.1138% 10/27/13 (c)	27,272	27,204
		72,076
Environmental - 1.4%
Allied Waste Industries, Inc.:
term loan 7.1609% 1/15/12 (c)	39,292	39,488
Tranche A, Credit-Linked Deposit 7.0719% 1/15/12 (c)	17,424	17,511
Brickman Group Holdings, Inc. Tranche B, term loan 7.398% 1/23/14 (c)	3,000	3,008
Casella Waste Systems, Inc. Tranche B, term loan 7.3684% 4/28/10 (c)	2,000	2,003
Waste Services, Inc. Tranche C, term loan 8.07% 3/31/11 (c)	1,970	1,989
		63,999
Food and Drug Retail - 1.0%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.875% 7/30/11 (c)	30,903	30,942
SUPERVALU, Inc. Tranche B, term loan 7.1% 6/2/12 (c)	15,811	15,850
		46,792
Food/Beverage/Tobacco - 1.8%
Bumble Bee Foods LLC Tranche B, term loan 7.1188% 5/2/12 (c)	3,000	2,996
Commonwealth Brands, Inc. term loan 7.625% 12/22/12 (c)	7,372	7,446
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (c)	36,492	36,765
Del Monte Corp. Tranche B, term loan 6.8404% 2/8/12 (c)	10,274	10,287
Herbalife International, Inc. term loan 6.82% 7/21/13 (c)	4,488	4,488
Michael Foods, Inc. Tranche B, term loan 7.35% 11/21/10 (c)	4,020	4,030
Reddy Ice Group, Inc. term loan 7.11% 8/12/12 (c)	2,000	2,000
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Reynolds American, Inc. Tranche B, term loan 7.14% 5/31/12 (c)	$ 11,940	$ 12,030
Sturm Foods, Inc. term loan 7.875% 1/31/14 (c)	3,000	3,019
		83,061
Gaming - 2.7%
Alliance Gaming Corp. term loan 8.61% 9/5/09 (c)	3,662	3,657
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (c)	5,990	6,005
Boyd Gaming Corp. term loan 6.8638% 6/30/11 (c)	13,177	13,194
Choctaw Resort Development Enterprise term loan 7.1219% 11/4/11 (c)	1,883	1,887
Green Valley Ranch Gaming LLC term loan 7.363% 12/17/11 (c)	3,660	3,656
Greenwood Racing, Inc. term loan 7.6% 11/28/11 (c)	2,000	2,015
Kerzner International Ltd.:
term loan 8.3531% 9/1/13 (c)	3,125	3,074
Class DD, term loan 8.3531% 9/1/13 (c)(e)	1,875	1,845
Penn National Gaming, Inc. Tranche B, term loan 7.12% 10/31/12 (c)	18,338	18,499
Pinnacle Entertainment, Inc. Tranche B, term loan 7.32% 12/14/11 (c)	5,350	5,397
Tropicana Entertainment term loan 7.86% 7/3/08 (c)	8,700	8,744
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.87% 5/20/12 (c)(e)	14,430	14,538
Venetian Casino Resort LLC Tranche B, term loan 7.12% 6/15/11 (c)	24,200	24,261
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (e)	3,369	3,369
8.12% 5/26/13 (c)	7,631	7,707
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (c)	9,180	9,237
		127,085
Healthcare - 9.3%
Accellent, Inc. term loan 7.37% 11/22/12 (c)	3,019	3,012
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (c)	2,978	2,985
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3811% 2/7/12 (c)	10,042	10,092
Community Health Systems, Inc. term loan 7.12% 8/19/11 (c)	43,699	43,863
Concentra Operating Corp. term loan 7.376% 9/30/11 (c)	7,085	7,112
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
CONMED Corp. Tranche B, term loan 7.375% 4/12/13 (c)	$ 2,296	$ 2,296
DaVita, Inc. Tranche B, term loan 7.4045% 10/5/12 (c)	55,869	56,288
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (c)	2,478	2,481
Emdeon Business Services term loan 7.87% 11/16/13 (c)	4,967	5,010
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7398% 3/31/12 (c)	37,710	37,639
Gentiva Health Services, Inc. term loan 7.5967% 3/31/13 (c)	1,849	1,858
HCA, Inc. Tranche B, term loan 7.8638% 11/17/13 (c)	117,000	117,731
HealthSouth Corp. term loan 8.61% 3/10/13 (c)	27,308	27,581
Iasis Healthcare LLC Tranche B, term loan 7.5702% 6/22/11 (c)	14,140	14,228
Kinetic Concepts, Inc. Tranche B2, term loan 7.12% 8/11/10 (c)	5,043	5,055
Kyphon, Inc. term loan 7.57% 1/17/14 (c)	3,000	3,000
LifeCare Holdings, Inc. term loan 7.57% 8/11/12 (c)	2,970	2,866
LifePoint Hospitals, Inc. Tranche B, term loan 6.945% 4/15/12 (c)	21,728	21,728
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (c)	3,443	3,443
Psychiatric Solutions, Inc. term loan 7.0963% 7/1/12 (c)	8,323	8,333
Renal Advantage, Inc. Tranche B, term loan 7.86% 9/30/12 (c)	6,633	6,675
Service Corp. International term loan 7.3319% 11/28/09 (c)	828	834
Skilled Healthcare Group, Inc. Tranche 1, term loan 8.1% 6/15/12 (c)	3,940	3,950
Team Health, Inc. term loan 7.8706% 11/22/12 (c)	16,335	16,498
U.S. Oncology, Inc.:
Tranche B, term loan 7.6239% 8/20/11 (c)	8,461	8,493
Tranche C, term loan 7.625% 8/20/11 (c)	1,945	1,952
Vanguard Health Holding Co. I term loan 7.6138% 9/23/11 (c)	5,734	5,770
Vicar Operating, Inc. term loan 6.875% 5/16/11 (c)	9,841	9,816
VWR Corp. Tranche B, term loan 7.61% 4/7/11 (c)	6,097	6,120
		436,709
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 1.3%
Apartment Investment & Management Co. term loan 6.9088% 3/22/11 (c)	$ 2,100	$ 2,105
Blount, Inc. Tranche B1, term loan 7.093% 8/9/10 (c)	1,644	1,646
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (c)	7,442	7,517
CB Richard Ellis Group, Inc. Tranche B, term loan 6.8555% 12/20/13 (c)	7,000	7,018
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	37,000	36,954
Lion Gables Realty LP term loan 7.07% 3/31/07 (c)	1,205	1,206
Tishman Speyer Properties term loan 7.08% 12/27/12 (c)	5,000	5,038
		61,484
Hotels - 0.2%
Hilton Hotels Corp. Tranche B, term loan 6.7124% 2/22/13 (c)	7,350	7,359
Leisure - 1.3%
Cedar Fair LP term loan 7.82% 8/30/12 (c)	9,950	10,025
London Arena & Waterfront Finance LLC Tranche A, term loan 8.8531% 3/8/12 (c)	2,978	2,985
Mega Brands, Inc. Tranche B, term loan 7.1494% 7/26/12 (c)	3,930	3,935
Six Flags Theme Park, Inc. Tranche B1, term loan 8.7299% 6/30/09 (c)	25,944	26,333
Universal City Development Partners Ltd. term loan 7.3679% 6/9/11 (c)	16,741	16,783
		60,061
Metals/Mining - 1.1%
Aleris International, Inc. term loan 7.75% 12/19/13 (c)	4,000	4,040
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1138% 10/26/12 (c)	14,862	14,862
Compass Minerals Tranche B, term loan 6.8619% 12/22/12 (c)	12,279	12,295
Murray Energy Corp. Tranche 1, term loan 8.37% 1/28/10 (c)	2,948	2,977
Novelis, Inc. term loan 7.62% 1/7/12 (c)	16,178	16,239
Stillwater Mining Co. term loan 7.625% 7/30/10 (c)	2,129	2,132
		52,545
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Paper - 3.8%
Appleton Papers, Inc. term loan 7.6249% 6/11/10 (c)	$ 3,117	$ 3,132
Boise Cascade Holdings LLC Tranche D, term loan 7.1083% 10/26/11 (c)	20,632	20,710
Buckeye Technologies, Inc. term loan 7.414% 3/15/08 (c)	1,780	1,778
Georgia-Pacific Corp.:
term loan 7.1137% 12/29/13 (c)	15,000	15,000
Tranche B1, term loan 7.3546% 12/23/12 (c)	74,250	74,714
Graphic Packaging International, Inc. Tranche C, term loan 7.8611% 8/8/10 (c)	14,663	14,828
NewPage Corp. term loan 8.3621% 5/2/11 (c)	4,182	4,224
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.4472% 11/1/10 (c)	4,164	4,185
Tranche B, term loan 7.625% 11/1/11 (c)	16,207	16,288
Tranche C, term loan 7.625% 11/1/11 (c)	8,732	8,798
Tranche C1, term loan 7.625% 11/1/11 (c)	2,802	2,834
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (c)	5,459	5,459
Xerium Technologies, Inc. Tranche B, term loan 7.8638% 5/18/12 (c)	4,525	4,520
		176,470
Publishing/Printing - 3.4%
CBD Media, Inc. Tranche D, term loan 7.695% 12/31/09 (c)	4,747	4,765
Cenveo Corp. term loan 7.3646% 6/21/13 (c)	7,094	7,112
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.6232% 11/8/08 (c)	1,995	1,988
Tranche B, term loan 6.8684% 5/8/09 (c)	14,660	14,660
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5982% 9/9/09 (c)	3,747	3,733
Tranche B, term loan 6.8606% 3/9/10 (c)	13,906	13,906
Tranche B1, term loan 6.874% 3/10/10 (c)	14,038	14,038
Idearc, Inc. term loan 7.33% 11/17/14 (c)	42,000	42,315
MediMedia USA, Inc. Tranche B, term loan 7.8457% 10/5/13 (c)	2,783	2,793
R.H. Donnelley Corp. Tranche D2, term loan 6.8653% 6/30/11 (c)	27,538	27,538
Sun Media Corp. Canada Tranche B, term loan 7.11% 2/7/09 (c)	1,572	1,572
Yell Group PLC term loan B1 7.32% 2/10/13 (c)	24,200	24,412
		158,832
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Railroad - 0.5%
Kansas City Southern Railway Co. Tranche B, term loan 7.0823% 4/28/13 (c)	$ 16,915	$ 16,957
RailAmerica, Inc. term loan 7.375% 9/29/11 (c)	5,454	5,454
		22,411
Restaurants - 1.0%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.602% 7/25/12 (c)	4,514	4,548
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (c)	17,994	18,039
CKE Restaurants, Inc. term loan 7.375% 5/1/10 (c)	911	911
Del Taco Tranche B, term loan 7.62% 3/29/13 (c)	4,963	4,981
Domino's, Inc. term loan 6.875% 6/25/10 (c)	15,448	15,448
El Pollo Loco, Inc. Tranche B, term loan 8.37% 11/18/11 (c)	1,980	1,992
		45,919
Services - 3.6%
Acosta, Inc. term loan 8.07% 7/28/13 (c)	2,985	3,015
Aramark Corp.:
term loan 7.47% 1/26/14 (c)	62,934	63,642
7.445% 1/26/14 (c)	4,436	4,486
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (c)	5,976	6,036
Coinstar, Inc. term loan 7.36% 7/1/11 (c)	5,534	5,561
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.875% 5/23/13 (c)	3,973	4,007
Hertz Corp.:
Credit-Linked Deposit 7.365% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.4189% 12/21/12 (c)	11,448	11,519
Iron Mountain, Inc.:
term loan 7.0938% 4/2/11 (c)	5,203	5,203
Tranche C, term loan 7.125% 4/2/11 (c)	8,241	8,241
JohnsonDiversey, Inc.:
Tranche B, term loan 7.87% 12/16/11 (c)	1,817	1,833
Tranche DD, term loan 7.87% 12/16/10 (c)	509	513
McJunkin Corp. term loan 7.595% 3/31/14 (c)	5,000	5,031
RSC Equipment Rental:
term loan 7.1096% 11/30/12 (c)	2,993	3,007
Tranche 2LN, term loan 8.856% 11/30/13 (c)	12,000	12,195
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
United Rentals, Inc.:
term loan 7.32% 2/14/11 (c)	$ 4,693	$ 4,751
Tranche B, Credit-Linked Deposit 7.3219% 2/14/11 (c)	1,937	1,961
US Investigations Services, Inc.:
term loan 7.87% 10/14/12 (c)	5,920	5,957
term loan D 7.87% 10/14/12 (c)	1,995	2,007
West Corp. term loan 8.0852% 10/24/13 (c)	18,000	18,113
		168,531
Shipping - 0.2%
Baker Tanks, Inc. Tranche B, term loan 7.57% 11/23/12 (c)	882	886
Laidlaw International, Inc. Class B, term loan 7.11% 7/31/13 (c)	8,978	9,045
		9,931
Specialty Retailing - 0.2%
Sally Holdings LLC Tranche B, term loan 7.87% 11/10/13 (c)	6,983	7,009
Steels - 0.1%
Tube City IMS Corp.:
term loan 9.5% 1/25/14 (c)	2,265	2,282
7.57% 1/25/14 (c)	275	277
		2,559
Super Retail - 1.8%
Buhrmann US, Inc. Tranche D1, term loan 7.1154% 12/31/10 (c)	5,548	5,569
FTD, Inc. term loan 7.32% 7/28/13 (c)	3,670	3,679
Gold Toe Investment Corp.:
Tranche 1LN, term loan 8.11% 10/30/13 (c)	6,000	6,075
Tranche 2LN, term loan 11.36% 4/30/14 (c)	2,000	2,040
J. Crew Group, Inc. term loan 7.152% 5/15/13 (c)	4,470	4,476
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (c)	16,604	16,770
Neiman Marcus Group, Inc. term loan 7.6024% 4/6/13 (c)	9,239	9,285
Oriental Trading Co., Inc. Tranche 1, term loan 8.1723% 7/31/13 (c)	3,980	4,010
PETCO Animal Supplies, Inc. term loan 8.1025% 10/26/13 (c)	9,950	10,050
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (c)	$ 3,700	$ 3,742
Toys 'R' US, Inc. term loan 8.3256% 12/9/08 (c)	19,000	19,190
		84,886
Technology - 4.9%
Acxiom Corp. term loan 7.0834% 9/15/12 (c)	8,978	9,034
Advanced Micro Devices, Inc. term loan 7.62% 12/31/13 (c)	8,865	8,943
Affiliated Computer Services, Inc.:
term loan 7.345% 3/20/13 (c)	13,196	13,295
Tranche B2, term loan 7.3597% 3/20/13 (c)	7,940	8,000
AMI Semiconductor, Inc. term loan 6.82% 4/1/12 (c)	3,484	3,480
Eastman Kodak Co.:
term loan 7.57% 10/18/12 (c)	10,010	10,048
Tranche DD, term loan 7.57% 10/20/12 (c)	1,990	1,997
Freescale Semiconductor, Inc. term loan 7.3694% 12/1/13 (c)	40,000	40,300
K & F Industries, Inc. term loan 7.32% 11/18/12 (c)	7,876	7,925
ON Semiconductor Corp. Tranche H, term loan 7.614% 12/15/11 (c)	1,462	1,465
Open Solutions, Inc. term loan 7.485% 1/23/14 (c)	6,490	6,531
Open Text Corp. term loan 7.8638% 10/2/13 (c)	5,985	6,015
Riverdeep Interactive Learning USA, Inc. term loan:
8.0956% 12/20/13 (c)	17,170	17,363
11.0656% 12/21/07 (c)	12,000	12,000
Serena Software, Inc. term loan 7.61% 3/10/13 (c)	5,625	5,660
SunGard Data Systems, Inc. Tranche B, term loan 7.8753% 2/10/13 (c)	68,928	69,531
Verifone, Inc. Tranche B, term loan 7.1161% 10/31/13 (c)	9,000	9,023
		230,610
Telecommunications - 4.8%
Alaska Communications Systems Holding term loan 7.1138% 2/1/12 (c)	3,000	3,011
American Cellular Corp.:
term loan B 7.61% 8/7/13 (c)	5,671	5,713
term loan DD 7.6399% 8/7/13 (c)(e)	2,683	2,680
Centennial Cellular Operating Co. LLC term loan 7.6142% 2/9/11 (c)	15,635	15,713
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Cincinnati Bell, Inc. Tranche B, term loan 6.929% 8/31/12 (c)	$ 12,838	$ 12,838
Consolidated Communications, Inc. Tranche D, term loan 7.366% 10/14/11 (c)	2,000	2,000
Digicel International Finance Ltd. term loan 7.875% 7/31/13 (c)	4,000	4,010
Intelsat Bermuda Ltd. term loan 7.86% 1/12/14 (c)	20,000	20,125
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (c)	29,593	29,889
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.115% 11/23/11 (c)	4,000	4,025
Leap Wireless International, Inc. Tranche B, term loan 8.1138% 6/16/13 (c)	6,965	7,035
Level 3 Communications, Inc. term loan 8.3656% 12/2/11 (c)	12,500	12,625
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.61% 7/29/12 (c)	4,952	4,959
MetroPCS Wireless, Inc. Tranche B, term loan 7.875% 11/3/13 (c)	15,960	16,060
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (c)	6,860	6,877
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,248
Time Warner Telecom, Inc. Tranche B, term loan 7.57% 1/7/13 (c)	6,000	6,053
Triton PCS, Inc. term loan 8.61% 11/18/09 (c)	7,788	7,847
Wind Telecomunicazioni Spa:
term loan 12.61% 12/12/11 (c)	5,024	5,169
Tranche B, term loan 8.1684% 9/21/13 (c)	7,500	7,584
Tranche C, term loan 8.6684% 9/21/14 (c)	7,500	7,584
Windstream Corp. Class B, term loan 7.11% 7/17/13 (c)	32,000	32,240
		225,285
Textiles & Apparel - 0.8%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (c)	4,000	4,115
term loan B1 7.607% 9/5/13 (c)	18,521	18,741
Warnaco Group, Inc. term loan 7.3449% 1/31/13 (c)	5,003	5,003
William Carter Co. term loan 6.856% 6/29/12 (c)	6,901	6,901
		34,760
TOTAL FLOATING RATE LOANS (Cost $3,880,385)		3,899,472
Nonconvertible Bonds - 10.8%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.0%
Continental Airlines, Inc. 8.495% 6/2/13 (c)	$ 2,000	$ 2,055
Automotive - 1.8%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,971
6.1925% 9/28/07 (c)	16,000	16,100
6.315% 3/21/07 (c)	8,500	8,500
8.11% 1/13/12 (c)	34,620	34,707
8.3706% 11/2/07 (c)	4,000	4,058
9.81% 4/15/12 (c)	5,000	5,400
General Motors Acceptance Corp.:
6.31% 7/16/07 (c)	4,000	4,005
7.5694% 12/1/14 (c)	2,000	2,090
8% 11/1/31	4,000	4,470
The Goodyear Tire & Rubber Co. 9.14% 12/1/09 (b)(c)	5,000	5,025
		86,326
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,245
Cable TV - 0.4%
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,020
7.875% 12/15/07	8,000	8,110
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,051
EchoStar Communications Corp.:
5.75% 10/1/08	4,000	3,980
7% 10/1/13	3,000	3,000
		19,161
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	2,000	2,118
Esco Corp. 9.235% 12/15/13 (b)(c)	2,000	2,060
		4,178
Chemicals - 0.0%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,120
Containers - 0.3%
Impress Holdings BV 8.585% 9/15/13 (b)(c)	7,720	7,913
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,000	5,094
		13,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	$ 3,000	$ 3,093
CMS Energy Corp. 9.875% 10/15/07	12,000	12,285
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,045
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,150
TECO Energy, Inc.:
6.125% 5/1/07	4,000	3,993
7.3713% 5/1/10 (c)	5,000	5,188
		36,754
Energy - 1.6%
El Paso Corp.:
6.5% 6/1/08	3,000	3,007
7.625% 8/16/07	8,000	8,070
El Paso Energy Corp. 6.95% 12/15/07	6,350	6,398
Parker Drilling Co. 10.1194% 9/1/10 (c)	4,703	4,797
Pemex Project Funding Master Trust 6.66% 6/15/10 (b)(c)	18,000	18,477
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,099
9.5% 2/1/13	2,000	2,165
Southern Natural Gas Co.:
6.125% 9/15/08	2,000	2,010
8.875% 3/15/10	840	878
Williams Companies, Inc. 7.36% 10/1/10 (b)(c)	17,000	17,425
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.6213% 5/1/09 (b)(c)	7,000	7,228
		72,554
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,095
10.25% 8/1/07	2,000	2,041
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,015
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,970
		10,121
Healthcare - 0.1%
HealthSouth Corp. 11.3544% 6/15/14 (b)(c)	2,000	2,195
Service Corp. International 6.5% 3/15/08	2,000	2,005
		4,200
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Leisure - 0.1%
Universal City Florida Holding Co. I/II 10.1213% 5/1/10 (c)	$ 5,140	$ 5,307
Metals/Mining - 0.5%
FMG Finance Property Ltd. 9.3694% 9/1/11 (b)(c)	8,000	8,160
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	13,470	14,144
		22,304
Paper - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.235% 10/15/12 (c)	2,190	2,195
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,315
R.H. Donnelley Corp. 8.875% 1/15/16	4,000	4,190
		10,505
Services - 0.1%
Aramark Corp. 8.86% 2/1/15 (b)(c)	3,360	3,423
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.8738% 5/15/14 (b)(c)	1,650	1,634
		5,057
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,030
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,638
		5,668
Super Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 9.235% 10/1/11 (c)	16,000	16,640
Technology - 0.9%
Freescale Semiconductor, Inc. 9.25% 12/15/14 (b)(c)	10,000	9,950
Nortel Networks Corp. 9.61% 7/15/11 (b)(c)	17,380	18,531
NXP BV 8.11% 10/15/13 (b)(c)	12,000	12,210
		40,691
Telecommunications - 2.9%
Centennial Communications Corp. 11.11% 1/1/13 (c)	2,000	2,115
Embarq Corp. 6.738% 6/1/13	7,111	7,290
Intelsat Ltd. 11.3544% 6/15/13 (b)(c)	2,000	2,135
Intelsat Subsidiary Holding Co. Ltd. 10.2519% 1/15/12 (c)	7,000	7,070
Qwest Communications International, Inc. 8.8738% 2/15/09 (c)	9,000	9,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp. 8.61% 6/15/13 (c)	$ 56,150	$ 60,990
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,053
8.485% 12/15/10 (c)	38,450	39,315
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,225
		137,328
TOTAL NONCONVERTIBLE BONDS (Cost $493,063)		503,416
U.S. Treasury Obligations - 0.3%

U.S. Treasury Notes 3.375% 2/28/07 (Cost $16,997)	17,000	16,977
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 5.35% (a)	272,039,540	272,040
Fidelity Money Market Central Fund, 5.39% (a)	276,696	277
TOTAL MONEY MARKET FUNDS (Cost $272,317)		272,317
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,412)	$ 5,413	5,412
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,668,174)		4,697,594
NET OTHER ASSETS - (0.4)%		(20,611)
NET ASSETS - 100%		$ 4,676,983
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,366,000 or 2.5% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $19,459,000 and $19,422,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,412,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 1,065
Barclays Capital, Inc.	1,932
Deutsche Bank Securities, Inc.	2,415
$ 5,412
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,557
Fidelity Money Market Central Fund	1,012
Total	$ 4,569
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,667,947,000. Net unrealized appreciation aggregated $29,647,000, of which $32,393,000 related to appreciated investment securities and $2,746,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813043.102

HY-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Air Transportation - 0.3%
UAL Corp. 4.5% 6/30/21 (g)	$ 5,200	$ 7,499
Cable TV - 0.1%
Charter Communications, Inc. 5.875% 11/16/09 (g)	2,251	3,542
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (j)	8,175	8,829
TOTAL CONVERTIBLE BONDS		19,870
Nonconvertible Bonds - 67.9%
Aerospace - 0.2%
Alion Science & Tech Corp. 10.25% 2/1/15 (g)(h)	1,430	1,444
Orbimage Holdings, Inc. 14.8669% 7/1/12 (i)	3,710	4,118
		5,562
Air Transportation - 3.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	13,574
6.977% 11/23/22	672	669
7.377% 5/23/19	12,337	12,152
10.18% 1/2/13	5,055	5,232
Continental Airlines, Inc. 8.495% 6/2/13 (i)	7,330	7,532
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	23,890	14,453
8% 12/15/07 (d)(g)	4,900	2,940
8.3% 12/15/29 (d)	4,335	2,644
10% 8/15/08 (d)	33,555	20,133
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,429	1,426
Northwest Airlines Corp. 10% 2/1/09 (d)	1,524	1,433
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	7,755	7,173
9.875% 3/15/07 (d)	6,255	5,974
10.5% 4/1/09 (d)	8,025	7,222
		102,557
Automotive - 6.9%
Accuride Corp. 8.5% 2/1/15	4,780	4,661
American Tire Distributors, Inc. 10.75% 4/1/13	6,930	6,687
Ford Motor Co. 7.45% 7/16/31	8,880	7,204
Ford Motor Credit Co.:
7% 10/1/13	46,900	44,672
7.25% 10/25/11	1,335	1,303
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co.: - continued
7.375% 2/1/11	$ 28,795	$ 28,440
8% 12/15/16	7,110	6,968
9.75% 9/15/10 (g)	9,074	9,641
General Motors Acceptance Corp.:
6.75% 12/1/14	21,705	21,949
6.875% 9/15/11	4,335	4,389
General Motors Corp. 8.375% 7/15/33	53,020	49,507
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(g)	16,350	11,445
Tenneco, Inc. 8.625% 11/15/14	2,870	2,963
The Goodyear Tire & Rubber Co. 8.625% 12/1/11 (g)	1,960	2,076
United Components, Inc. 9.375% 6/15/13	2,225	2,308
		204,213
Broadcasting - 0.5%
Barrington Broadcasting Co., LLC 10.5% 8/15/14 (g)	3,710	3,840
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (e)	10,005	9,205
Paxson Communications Corp. 11.61% 1/15/13 (g)(i)	3,255	3,288
		16,333
Building Materials - 2.2%
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	13,957
Interface, Inc. 9.5% 2/1/14	320	338
Masonite Corp. 11% 4/6/15 (g)	36,708	36,158
NTK Holdings, Inc. 0% 3/1/14 (e)	17,240	12,758
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,911
		66,122
Cable TV - 3.9%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	76,234	78,513
11% 10/1/15	10,460	10,774
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(i)	22,870	22,813
7.625% 7/15/18	3,403	3,437
		115,537
Capital Goods - 1.6%
Baldor Electric Co. 8.625% 2/15/17	2,250	2,323
Hawk Corp. 8.75% 11/1/14	2,770	2,742
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	19,704
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)	$ 1,440	$ 1,454
9.5% 8/1/14 (g)	2,040	2,111
Sensus Metering Systems, Inc. 8.625% 12/15/13	6,645	6,645
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,310
Titan International, Inc. 8% 1/15/12 (g)	6,970	7,022
Tube City IMS Corp. 9.75% 2/1/15 (g)	670	690
		48,001
Chemicals - 2.1%
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	7,785	6,773
Series B, 0% 10/1/14 (e)	15,211	13,234
Huntsman LLC 11.625% 10/15/10	5,972	6,614
Lyondell Chemical Co. 8.25% 9/15/16	7,370	7,812
Nell AF Sarl 8.375% 8/15/15 (g)	3,990	4,140
Phibro Animal Health Corp.:
10% 8/1/13 (g)	3,380	3,524
13% 8/1/14 (g)	6,760	6,980
Reichhold Industries, Inc. 9% 8/15/14 (g)	6,790	6,892
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	5,110	5,378
		61,347
Consumer Products - 0.2%
NPI Merger Corp. 10.75% 4/15/14 (g)	2,215	2,423
Simmons Bedding Co. 0% 12/15/14 (e)	5,215	4,289
		6,712
Containers - 0.9%
Constar International, Inc. 11% 12/1/12	3,315	3,158
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	14,530	14,821
Pliant Corp. 13% 7/15/10	2,533	1,647
Solo Cup Co. 8.5% 2/15/14	8,490	7,386
		27,012
Diversified Financial Services - 0.2%
Cardtronics, Inc. 9.25% 8/15/13	2,840	3,003
Triad Acquisition Corp. 11.125% 5/1/13	4,170	3,962
		6,965
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Affinion Group, Inc. 11.5% 10/15/15	$ 6,715	$ 7,219
Nielsen Finance LLC/Co. 0% 8/1/16 (e)(g)	10,235	7,165
		14,384
Electric Utilities - 1.7%
Calpine Corp.:
8.5% 7/15/10 (d)(g)	16,320	17,054
8.75% 7/15/13 (d)(g)	5,865	6,129
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,761
9.125% 5/1/31	9,625	10,251
Mirant North America LLC 7.375% 12/31/13	10,560	10,784
		50,979
Energy - 7.5%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (g)	2,140	2,140
Berry Petroleum Co. 8.25% 11/1/16	5,370	5,289
Chaparral Energy, Inc.:
8.5% 12/1/15	4,490	4,434
8.875% 2/1/17 (g)	3,650	3,632
Chesapeake Energy Corp. 6.5% 8/15/17	8,900	8,500
Complete Production Services, Inc. 8% 12/15/16 (g)	8,260	8,405
El Paso Corp.:
6.95% 6/1/28	15,800	15,484
7.75% 6/15/10	42,465	44,828
El Paso Energy Corp.:
7.375% 12/15/12	22,275	23,110
7.75% 1/15/32	1,970	2,097
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)	8,840	9,216
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,440
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (g)	6,640	7,005
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	3,260	3,366
Mariner Energy, Inc. 7.5% 4/15/13	12,535	12,159
OPTI Canada, Inc. 8.25% 12/15/14 (g)	7,120	7,405
Petrohawk Energy Corp. 9.125% 7/15/13	19,920	20,617
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,115
6.875% 10/1/17	6,485	6,112
7.875% 5/1/13	4,790	4,862
Stone Energy Corp.:
6.75% 12/15/14	6,595	6,067
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Stone Energy Corp.: - continued
8.25% 12/15/11	$ 3,475	$ 3,397
Venoco, Inc. 8.75% 12/15/11	3,670	3,633
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (g)	6,820	7,042
		223,355
Entertainment/Film - 0.2%
Cinemark, Inc. 0% 3/15/14 (e)	7,430	6,557
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
		6,668
Environmental - 1.6%
Allied Waste North America, Inc.:
7.25% 3/15/15	27,340	27,374
7.375% 4/15/14	21,790	21,681
		49,055
Food and Drug Retail - 1.9%
Ahold Finance USA, Inc. 8.25% 7/15/10	24,880	26,715
Albertsons, Inc. 8% 5/1/31	13,110	13,427
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	4,826
Rite Aid Corp. 7.7% 2/15/27	12,345	10,462
		55,430
Food/Beverage/Tobacco - 0.6%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (g)	3,000	3,120
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,313
Swift & Co. 10.125% 10/1/09	11,830	12,067
		17,500
Gaming - 0.4%
MTR Gaming Group, Inc. 9% 6/1/12	1,810	1,873
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	2,990	2,228
9% 1/15/12	1,760	1,822
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,613
		12,536
Healthcare - 5.3%
Accellent, Inc. 10.5% 12/1/13	6,160	6,376
AmeriPath, Inc. 10.5% 4/1/13	6,900	7,469
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Concentra Operating Corp. 9.125% 6/1/12	$ 3,355	$ 3,531
CRC Health Group, Inc. 10.75% 2/1/16	3,340	3,649
DaVita, Inc. 7.25% 3/15/15	6,105	6,181
Encore Medical Finance LLC 11.75% 11/15/14 (g)	20,745	20,434
HCA, Inc. 6.375% 1/15/15	4,730	4,003
LifeCare Holdings, Inc. 9.25% 8/15/13	6,590	5,272
Multiplan, Inc. 10.375% 4/15/16 (g)	3,660	3,678
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	9,535
Tenet Healthcare Corp.:
6.5% 6/1/12	16,135	14,683
7.375% 2/1/13	49,340	45,640
9.25% 2/1/15	11,960	11,900
9.875% 7/1/14	16,805	16,973
		159,324
Insurance - 1.5%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,778
7.25% 3/15/28	17,830	18,669
UnumProvident Corp.:
6.75% 12/15/28	11,350	11,208
7.375% 6/15/32	9,190	9,794
		43,449
Leisure - 3.5%
Festival Fun Parks LLC 10.875% 4/15/14	2,470	2,519
Six Flags, Inc.:
9.625% 6/1/14	73,815	70,124
9.75% 4/15/13	34,320	33,033
		105,676
Metals/Mining - 1.4%
Aleris International, Inc. 9% 12/15/14 (g)	4,910	5,082
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	17,290	18,933
Novelis, Inc. 7.25% 2/15/15 (i)	10,000	10,250
PNA Group, Inc. 10.75% 9/1/16 (g)	6,790	7,062
		41,327
Paper - 1.0%
Bowater Canada Finance Corp. 7.95% 11/15/11	7,170	7,188
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,845
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	$ 6,960	$ 6,821
8.25% 10/1/12	5,000	5,013
		29,867
Publishing/Printing - 0.5%
Vertis, Inc. 10.875% 6/15/09	13,265	13,630
Restaurants - 0.3%
Sbarro, Inc. 10.375% 2/1/15 (g)	1,120	1,142
Uno Restaurant Corp. 10% 2/15/11 (g)	8,670	7,283
		8,425
Services - 2.3%
Aramark Corp. 8.5% 2/1/15 (g)	3,640	3,726
Ashtead Capital, Inc. 9% 8/15/16 (g)	5,960	6,362
Ashtead Holdings PLC 8.625% 8/1/15 (g)	2,500	2,606
Cornell Companies, Inc. 10.75% 7/1/12	7,345	8,006
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	4,020	4,322
H&E Equipment Services, Inc. 8.375% 7/15/16	3,060	3,236
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	5,150	5,305
Language Line, Inc. 11.125% 6/15/12	4,610	4,887
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	15,500	15,035
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	4,350	4,807
Penhall International Corp. 12% 8/1/14 (g)	5,140	5,603
Rental Service Corp. 9.5% 12/1/14 (g)	5,720	5,992
		69,887
Shipping - 0.7%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	8,730	8,894
Ship Finance International Ltd. 8.5% 12/15/13	11,965	12,025
		20,919
Specialty Retailing - 1.0%
Intcomex, Inc. 11.75% 1/15/11	6,260	6,260
Sally Holdings LLC 10.5% 11/15/16 (g)	22,275	22,888
		29,148
Steels - 0.3%
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	6,130
RathGibson, Inc. 11.25% 2/15/14	1,285	1,365
		7,495
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 1.3%
Michaels Stores, Inc. 11.375% 11/1/16 (g)	$ 21,490	$ 23,075
NBC Acquisition Corp. 0% 3/15/13 (e)	12,830	10,328
Toys 'R' US, Inc. 7.875% 4/15/13	6,975	6,347
		39,750
Technology - 3.9%
Activant Solutions, Inc. 9.5% 5/1/16 (g)	2,310	2,252
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (g)	19,280	20,389
11.875% 12/1/15 (g)	10,280	11,231
Conexant Systems, Inc. 9.1263% 11/15/10 (g)(i)	4,280	4,366
Danka Business Systems PLC 11% 6/15/10	6,870	7,025
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	2,465	1,997
8.61% 12/15/11 (i)	3,840	3,283
Nortel Networks Corp.:
10.125% 7/15/13 (g)	6,370	6,959
10.75% 7/15/16 (g)	6,630	7,310
NXP BV 9.5% 10/15/15 (g)	10,380	10,717
Open Solutions, Inc. 9.75% 2/1/15 (g)	1,550	1,585
Solectron Global Finance Ltd. 8% 3/15/16	2,190	2,174
SS&C Technologies, Inc. 11.75% 12/1/13	9,920	10,962
SunGard Data Systems, Inc. 10.25% 8/15/15	11,115	11,976
Viasystems, Inc. 10.5% 1/15/11	12,680	12,743
		114,969
Telecommunications - 6.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (g)	8,660	9,136
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,400
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,680	6,880
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,165
Citizens Communications Co. 7.875% 1/15/27 (g)	6,970	7,040
Cricket Communications, Inc. 9.375% 11/1/14 (g)	6,920	7,266
Intelsat Ltd.:
6.5% 11/1/13	43,452	38,455
7.625% 4/15/12	30,225	29,129
11.25% 6/15/16 (g)	19,920	22,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc. 12.25% 3/15/13	$ 6,100	$ 6,954
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	13,840	14,394
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	3,430	3,722
Qwest Capital Funding, Inc. 7.75% 2/15/31	14,425	14,335
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,958
U.S. West Communications 6.875% 9/15/33	15,000	14,250
Windstream Corp. 8.625% 8/1/16	7,030	7,663
		195,282
Textiles & Apparel - 1.8%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(i)	9,940	10,213
Levi Strauss & Co. 12.25% 12/15/12	39,715	44,084
		54,297
TOTAL NONCONVERTIBLE BONDS		2,023,713
TOTAL CORPORATE BONDS (Cost $1,951,540)		2,043,583
Common Stocks - 19.5%
	Shares
Broadcasting - 0.0%
Gray Television, Inc.	134,070	1,199
Building Materials - 0.4%
Armstrong World Industries, Inc. (a)	71,033	3,124
Owens Corning (a)	272,222	7,796
		10,920
Cable TV - 0.5%
Charter Communications, Inc. Class A (a)(f)	2,032,900	7,115
NTL, Inc.	281,530	7,672
NTL, Inc. warrants 1/13/11 (a)	3	0
		14,787
Chemicals - 0.8%
Celanese Corp. Class A	800,000	21,000
Huntsman Corp. (j)	96,480	2,017
		23,017
Consumer Products - 1.8%
Revlon, Inc. Class A (sub. vtg.) (a)	41,158,562	52,683
Common Stocks - continued
	Shares	Value (000s)
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	$ 6,396
Pliant Corp. (a)	2,040	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	15
		6,411
Electric Utilities - 1.6%
AES Corp. (a)	1,392,509	28,950
Mirant Corp. (a)	523,570	17,896
		46,846
Energy - 1.9%
Cabot Oil & Gas Corp.	126,550	8,208
Chesapeake Energy Corp.	1,150,000	34,052
El Paso Corp.	850,900	13,206
		55,466
Food and Drug Retail - 0.7%
Pathmark Stores, Inc. (a)	1,818,878	19,935
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	150
		20,085
Gaming - 0.2%
Station Casinos, Inc.	89,000	7,405
Healthcare - 1.8%
DaVita, Inc. (a)	956,946	52,249
Service Corp. International	272,300	2,900
		55,149
Leisure - 0.1%
Six Flags, Inc. (f)	343,900	1,977
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. (a)	1,198,900	16,161
Paper - 0.3%
Temple-Inland, Inc.	200,678	10,022
Publishing/Printing - 0.7%
Cenveo, Inc. (a)	921,258	21,539
Shipping - 2.8%
Frontline Ltd. (NY Shares) (f)	200,000	6,580
Overseas Shipholding Group, Inc.	373,400	23,199
Ship Finance International Ltd. (NY Shares)	489,900	11,625
Teekay Shipping Corp.	865,000	43,432
		84,836
Common Stocks - continued
	Shares	Value (000s)
Steels - 0.7%
Reliance Steel & Aluminum Co.	147,400	$ 6,138
United States Steel Corp.	180,000	15,028
		21,166
Technology - 2.8%
Advanced Micro Devices, Inc. (a)	300,000	4,665
Amkor Technology, Inc. (a)	3,500,000	36,855
Atmel Corp. (a)	1,000,000	5,980
Flextronics International Ltd. (a)	2,000,000	23,260
STATS ChipPAC Ltd. sponsored ADR (a)	261,000	2,182
Viasystems Group, Inc. (a)(j)	1,026,780	9,241
		82,183
Telecommunications - 1.7%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	197
McLeodUSA, Inc. (a)	4,914,174	39,313
One Communications (a)(j)	925,628	9,719
		49,229
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (j)	42,253	308
Pillowtex Corp. (a)	490,256	0
		308
TOTAL COMMON STOCKS (Cost $526,473)		581,389
Preferred Stocks - 2.6%

Convertible Preferred Stocks - 2.2%
Energy - 2.2%
El Paso Corp. 4.99%	49,100	66,043
Nonconvertible Preferred Stocks - 0.4%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	4,001
Containers - 0.2%
Pliant Corp. Series AA 13.00%	18,036	6,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,314
TOTAL PREFERRED STOCKS (Cost $76,572)		76,357
Floating Rate Loans - 2.4%
	Principal Amount (000s)	Value (000s)
Automotive - 0.8%
Delphi Corp. term loan 8.125% 12/31/07 (i)	$ 3,920	$ 3,940
Ford Motor Co. term loan 8.36% 12/15/13 (i)	20,880	21,167
		25,107
Building Materials - 0.1%
Masonite International Corp. term loan 7.36% 4/5/13 (i)	2,564	2,561
Cable TV - 0.1%
Wide Open West Finance LLC Tranche 2, term loan 10.3694% 5/1/14 (i)	1,770	1,797
Consumer Products - 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 10.39% 12/23/13 (i)	4,550	4,641
Containers - 0.0%
Solo Cup Co. term loan 11.57% 3/31/12 (i)	680	694
Energy - 1.0%
Forest Alaska Operating LLC term loan 11.82% 12/8/11 (i)	20,890	20,994
Sandridge Energy, Inc. term loan 10.19% 11/21/07 (i)	9,620	9,692
		30,686
Telecommunications - 0.2%
Wind Telecomunicazioni Spa term loan 12.61% 12/12/11 (i)	6,019	6,192
TOTAL FLOATING RATE LOANS (Cost $70,704)		71,678
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	170,467,780	170,468
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	9,989,350	9,989
TOTAL MONEY MARKET FUNDS (Cost $180,457)		180,457
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,972)	$ 3,973	$ 3,972
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,809,718)		2,957,436
NET OTHER ASSETS - 0.7%		21,442
NET ASSETS - 100%		$ 2,978,878
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $505,415,000 or 17.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,129,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Huntsman Corp.	4/30/03	$ 690
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 8,175
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,972,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 781
Barclays Capital, Inc.	1,418
Deutsche Bank Securities, Inc.	1,773
$ 3,972
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,816
Fidelity Securities Lending Cash Central Fund	83
Total	$ 1,899
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,790,464,000. Net unrealized appreciation aggregated $166,972,000, of which $293,670,000 related to appreciated investment securities and $126,698,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813042.102

AHI-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.8%
	Principal Amount	Value
Aerospace - 1.8%
Bombardier, Inc.:
6.75% 5/1/12 (d)	$ 860,000	$ 842,800
7.45% 5/1/34 (d)	935,000	864,875
8% 11/15/14 (d)	500,000	515,000
L-3 Communications Corp.:
5.875% 1/15/15	1,945,000	1,847,750
6.375% 10/15/15	1,260,000	1,222,200
7.625% 6/15/12	1,975,000	2,039,188
Primus International, Inc. 11.5% 4/15/09 (d)	1,390,000	1,480,350
Transdigm, Inc. 7.75% 7/15/14 (d)	490,000	499,800
		9,311,963
Air Transportation - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	3,159,210
7.324% 4/15/11	960,000	974,400
8.608% 10/1/12	200,000	213,250
AMR Corp. 9% 8/1/12	775,000	813,750
Continental Airlines, Inc.:
7.875% 7/2/18	192,909	199,661
9.558% 9/1/19	235,314	258,845
Continental Airlines, Inc. pass thru trust certificates:
8.312% 10/2/12	120,642	122,753
8.388% 5/1/22	221,691	232,775
9.798% 4/1/21	1,531,851	1,688,866
		7,663,510
Automotive - 4.9%
Ford Motor Co.:
7.45% 7/16/31	1,115,000	904,544
9.98% 2/15/47	540,000	496,800
Ford Motor Credit Co.:
7% 10/1/13	4,055,000	3,862,388
7.25% 10/25/11	1,960,000	1,912,784
8% 12/15/16	1,100,000	1,078,000
8.11% 1/13/12 (e)	2,130,000	2,135,325
9.81% 4/15/12 (e)	515,000	556,200
10.61% 6/15/11 (d)(e)	2,608,000	2,849,240
General Motors Acceptance Corp.:
5.625% 5/15/09	1,200,000	1,187,676
6.75% 12/1/14	1,665,000	1,683,731
6.875% 9/15/11	770,000	779,625
8% 11/1/31	5,085,000	5,682,488
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
GMAC LLC 6% 12/15/11	$ 1,050,000	$ 1,027,688
Visteon Corp. 7% 3/10/14	1,165,000	1,025,200
		25,181,689
Banks and Thrifts - 0.6%
Western Financial Bank 9.625% 5/15/12	3,065,000	3,327,833
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	1,140,000	1,085,850
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)	710,000	653,200
		1,739,050
Building Materials - 0.5%
Anixter International, Inc. 5.95% 3/1/15	1,305,000	1,207,125
Masonite Corp. 11% 4/6/15 (d)	1,375,000	1,354,375
		2,561,500
Cable TV - 3.1%
Cablevision Systems Corp. 9.87% 4/1/09 (e)	1,725,000	1,824,188
Charter Communications Holdings I LLC:
9.92% 4/1/14	1,265,000	1,147,988
10% 5/15/14	1,370,000	1,246,700
11.125% 1/15/14	820,000	762,600
12.125% 1/15/15	880,000	844,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	665,000	691,600
EchoStar Communications Corp.:
5.75% 10/1/08	1,305,000	1,298,475
6.625% 10/1/14	510,000	499,800
7% 10/1/13	2,190,000	2,190,000
7.125% 2/1/16	2,115,000	2,120,288
Kabel Deutschland GmbH 10.625% 7/1/14	1,475,000	1,640,938
NTL Cable PLC:
8.75% 4/15/14	970,000	1,011,225
9.125% 8/15/16	925,000	980,500
		16,259,102
Capital Goods - 1.2%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	1,145,000	1,228,013
Case New Holland, Inc. 7.125% 3/1/14	1,310,000	1,341,113
Leucadia National Corp. 7% 8/15/13	1,840,000	1,849,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 875,000	$ 840,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	1,045,000
		6,303,326
Chemicals - 4.2%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,378,075
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	1,015,000	883,050
Series B, 0% 10/1/14 (c)	755,000	656,850
Equistar Chemicals LP 7.55% 2/15/26	775,000	747,875
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	490,000	511,438
10.125% 9/1/08	525,000	555,188
Lyondell Chemical Co.:
8% 9/15/14	1,150,000	1,193,125
8.25% 9/15/16	1,150,000	1,219,000
Millennium America, Inc. 9.25% 6/15/08	970,000	1,006,375
Momentive Performance Materials, Inc. 9.75% 12/1/14 (d)	3,290,000	3,355,800
Nalco Co. 7.75% 11/15/11	1,155,000	1,185,319
Nell AF Sarl 8.375% 8/15/15 (d)	2,810,000	2,915,375
NOVA Chemicals Corp.:
7.4% 4/1/09	1,360,000	1,387,200
8.5019% 11/15/13 (e)	865,000	860,675
Phibro Animal Health Corp.:
10% 8/1/13 (d)	960,000	1,000,800
13% 8/1/14 (d)	1,205,000	1,244,163
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	1,465,000	1,541,913
		21,642,221
Consumer Products - 0.2%
Jostens Holding Corp. 0% 12/1/13 (c)	680,000	605,200
Jostens IH Corp. 7.625% 10/1/12	310,000	314,650
		919,850
Containers - 1.2%
Berry Plastics Holding Corp. 8.875% 9/15/14 (d)	1,720,000	1,780,200
BWAY Corp. 10% 10/15/10	2,610,000	2,740,500
Greif Brothers Corp. 6.75% 2/1/17 (d)	1,530,000	1,530,000
		6,050,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - 0.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	$ 515,000	$ 529,163
7.875% 12/1/15	1,030,000	1,104,675
8% 6/15/11	1,530,000	1,598,850
		3,232,688
Diversified Media - 1.6%
Affinion Group, Inc. 11.5% 10/15/15	1,285,000	1,381,375
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	1,078,800
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,081,200
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)(d)	1,625,000	1,137,500
10% 8/1/14 (d)	1,380,000	1,504,200
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	2,060,400
		8,243,475
Electric Utilities - 3.7%
AES Corp. 9.375% 9/15/10	875,000	940,625
AES Gener SA 7.5% 3/25/14	2,995,000	3,174,700
Aquila, Inc. 14.875% 7/1/12	885,000	1,168,200
Dynegy Holdings, Inc. 8.375% 5/1/16	1,205,000	1,274,288
Mirant Americas Generation LLC 8.5% 10/1/21	1,620,000	1,648,350
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	3,340,000	3,423,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	315,000	327,600
NGC Corp. 7.125% 5/15/18	670,000	658,275
NRG Energy, Inc.:
7.25% 2/1/14	430,000	432,688
7.375% 2/1/16	430,000	432,150
7.375% 1/15/17	430,000	431,075
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,869,506	1,853,241
TXU Corp. 6.5% 11/15/24	1,605,000	1,478,301
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,745,000	1,840,975
Utilicorp United, Inc. 9.95% 2/1/11 (e)	29,000	31,900
		19,115,868
Energy - 8.0%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,476,000
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	997,375
8.875% 2/1/17 (d)	660,000	656,700
Chesapeake Energy Corp.:
6.5% 8/15/17	2,780,000	2,654,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Energy Corp.: - continued
6.875% 1/15/16	$ 1,390,000	$ 1,377,838
7.625% 7/15/13	1,850,000	1,921,688
7.75% 1/15/15	1,225,000	1,258,688
Complete Production Services, Inc. 8% 12/15/16 (d)	1,540,000	1,566,950
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	1,705,000	1,777,463
Forest Oil Corp.:
7.75% 5/1/14	435,000	438,806
8% 12/15/11	540,000	560,250
Hanover Compressor Co.:
8.625% 12/15/10	630,000	656,775
9% 6/1/14	685,000	729,525
Hanover Equipment Trust 8.75% 9/1/11	245,000	253,575
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	1,210,000	1,197,900
9% 6/1/16 (d)	1,630,000	1,719,650
10.5% 9/1/10 (d)	560,000	600,600
OPTI Canada, Inc. 8.25% 12/15/14 (d)	1,320,000	1,372,800
Pan American Energy LLC 7.75% 2/9/12 (d)	1,400,000	1,440,075
Parker Drilling Co.:
9.625% 10/1/13	880,000	959,200
10.1194% 9/1/10 (e)	1,099,000	1,120,980
Petrohawk Energy Corp. 9.125% 7/15/13	2,915,000	3,017,025
Pogo Producing Co. 6.875% 10/1/17	885,000	834,113
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,600,000	1,552,000
7.375% 7/15/13	2,515,000	2,565,300
7.5% 5/15/16	2,050,000	2,085,875
SESI LLC 6.875% 6/1/14	1,010,000	1,010,000
Stone Energy Corp. 6.75% 12/15/14	960,000	883,200
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	900,000	902,250
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,190,000	2,198,213
Williams Partners LP/Williams Partners Finance Corp.:
7.25% 2/1/17 (d)	1,060,000	1,094,450
7.5% 6/15/11 (d)	630,000	663,863
		41,544,027
Entertainment/Film - 0.3%
AMC Entertainment, Inc. 8% 3/1/14	1,540,000	1,543,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 235,000	$ 227,363
7.125% 5/15/16	1,265,000	1,255,513
8.5% 12/1/08	2,350,000	2,449,875
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	160,000	160,000
7.4% 9/15/35	220,000	205,700
		4,298,451
Food and Drug Retail - 1.0%
Albertsons, Inc.:
7.45% 8/1/29	855,000	846,258
7.75% 6/15/26	980,000	995,445
8% 5/1/31	630,000	645,242
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (d)(e)	1,680,000	1,713,600
SUPERVALU, Inc. 7.5% 11/15/14	1,120,000	1,167,600
		5,368,145
Food/Beverage/Tobacco - 1.5%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,171,050
Pierre Foods, Inc. 9.875% 7/15/12	1,005,000	1,037,663
Reynolds American, Inc.:
7.25% 6/1/13	1,310,000	1,359,963
7.3% 7/15/15	2,415,000	2,493,488
Swift & Co.:
10.125% 10/1/09	1,315,000	1,341,300
12.5% 1/1/10	290,000	303,775
		7,707,239
Gaming - 5.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	795,000	821,831
8.8769% 11/15/12 (d)(e)	360,000	369,000
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,533,506
MGM Mirage, Inc.:
6% 10/1/09	1,695,000	1,688,644
6.625% 7/15/15	1,235,000	1,190,231
6.75% 9/1/12	3,010,000	2,972,375
6.75% 4/1/13	735,000	718,463
6.875% 4/1/16	950,000	915,563
7.625% 1/15/17	2,310,000	2,333,100
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	632,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
6.375% 7/15/09	$ 1,830,000	$ 1,827,713
7.125% 8/15/14	585,000	594,506
8% 4/1/12	290,000	301,600
MTR Gaming Group, Inc.:
9% 6/1/12	400,000	414,000
9.75% 4/1/10	1,340,000	1,410,350
Scientific Games Corp. 6.25% 12/15/12	925,000	906,500
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,451,813
7.25% 5/1/12	2,135,000	2,137,669
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (d)	460,000	466,325
9.1488% 2/1/14 (d)(e)	650,000	653,250
Station Casinos, Inc.:
6.625% 3/15/18	345,000	298,425
6.875% 3/1/16	1,735,000	1,578,850
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	590,000	439,550
9% 1/15/12	1,380,000	1,428,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,305,000	2,342,456
		30,426,820
Healthcare - 5.3%
AmeriPath, Inc. 10.5% 4/1/13	895,000	968,838
CDRV Investors, Inc. 0% 1/1/15 (c)	3,785,000	3,018,538
Concentra Operating Corp.:
9.125% 6/1/12	1,125,000	1,184,063
9.5% 8/15/10	450,000	473,625
HCA, Inc.:
6.5% 2/15/16	540,000	454,950
9.125% 11/15/14 (d)	1,155,000	1,225,744
9.25% 11/15/16 (d)	1,140,000	1,214,100
9.625% 11/15/16 pay-in-kind (d)	945,000	1,012,331
HealthSouth Corp.:
10.75% 6/15/16 (d)	1,450,000	1,591,375
11.3544% 6/15/14 (d)(e)	665,000	729,838
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,412,700
Multiplan, Inc. 10.375% 4/15/16 (d)	935,000	939,675
National Mentor Holdings, Inc. 11.25% 7/1/14 (d)	1,120,000	1,192,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 2,840,000	$ 2,847,100
7% 1/15/16	1,635,000	1,639,088
Rural/Metro Corp. 9.875% 3/15/15	515,000	545,900
Senior Housing Properties Trust 8.625% 1/15/12	745,000	806,463
Service Corp. International:
7.375% 10/1/14	680,000	698,700
7.625% 10/1/18	490,000	512,050
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,550,000	1,608,125
Ventas Realty LP:
6.5% 6/1/16	1,810,000	1,814,525
6.625% 10/15/14	830,000	836,225
6.75% 4/1/17	850,000	858,500
		27,585,253
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,005,000	992,438
7.125% 2/15/13 (d)	2,650,000	2,630,125
8.125% 6/1/12	3,400,000	3,480,750
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	310,000	299,150
6.25% 1/15/15	770,000	723,800
8.875% 4/1/12	910,000	928,200
KB Home 7.75% 2/1/10	2,095,000	2,126,425
Technical Olympic USA, Inc.:
7.5% 3/15/11	225,000	191,250
7.5% 1/15/15	1,080,000	869,400
10.375% 7/1/12	225,000	207,563
WCI Communities, Inc.:
6.625% 3/15/15	790,000	714,950
7.875% 10/1/13	330,000	311,850
		13,475,901
Hotels - 0.7%
Grupo Posadas Sab de CV 8.75% 10/4/11 (d)	1,020,000	1,063,350
Host Marriott LP 7.125% 11/1/13	2,415,000	2,439,150
		3,502,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - 0.3%
UnumProvident Corp. 7.375% 6/15/32	$ 660,000	$ 703,408
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	760,000	783,856
		1,487,264
Leisure - 2.2%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	2,005,000	2,058,640
7.5% 10/15/27	1,680,000	1,638,000
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	708,000	633,660
Town Sports International, Inc. 9.625% 4/15/11	1,758,000	1,850,295
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,836,225
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	225,000	229,219
10.1213% 5/1/10 (e)	2,180,000	2,250,850
		11,496,889
Metals/Mining - 3.5%
Arch Western Finance LLC 6.75% 7/1/13	2,260,000	2,243,050
Compass Minerals International, Inc.:
0% 12/15/12 (c)	865,000	854,188
0% 6/1/13 (c)	1,620,000	1,543,050
Drummond Co., Inc. 7.375% 2/15/16 (d)	2,735,000	2,625,600
FMG Finance Property Ltd.:
9.3694% 9/1/11 (d)(e)	1,185,000	1,208,700
10% 9/1/13 (d)	770,000	805,613
10.625% 9/1/16 (d)	850,000	930,750
Massey Energy Co. 6.875% 12/15/13	2,335,000	2,154,038
Peabody Energy Corp.:
7.375% 11/1/16	1,000,000	1,047,500
7.875% 11/1/26	1,005,000	1,052,738
PNA Group, Inc. 10.75% 9/1/16 (d)	1,670,000	1,736,800
Vedanta Resources PLC 6.625% 2/22/10 (d)	2,055,000	2,026,847
		18,228,874
Paper - 2.2%
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	1,087,825
Georgia-Pacific Corp.:
7% 1/15/15 (d)	3,320,000	3,299,084
8% 1/15/24	870,000	872,175
8.125% 5/15/11	840,000	880,950
8.875% 5/15/31	1,470,000	1,550,850
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,050,000	1,029,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Stone Container Corp. 9.75% 2/1/11	$ 1,155,000	$ 1,191,094
Stone Container Finance Co. 7.375% 7/15/14	1,745,000	1,657,750
		11,568,728
Publishing/Printing - 1.1%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	785,000	819,344
Scholastic Corp. 5% 4/15/13	605,000	534,257
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,230,000	4,367,475
		5,721,076
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,119,250
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	2,035,000	2,085,875
Friendly Ice Cream Corp. 8.375% 6/15/12	2,225,000	2,141,563
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,264,663
		6,492,101
Services - 3.6%
Aramark Corp.:
8.5% 2/1/15 (d)	910,000	931,613
8.86% 2/1/15 (d)(e)	380,000	387,125
Ashtead Capital, Inc. 9% 8/15/16 (d)	1,200,000	1,281,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	1,735,000	1,726,325
7.75% 5/15/16 (d)	1,550,000	1,542,250
7.8738% 5/15/14 (d)(e)	210,000	207,900
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	980,000	1,053,500
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,485,625
7.75% 10/1/16 (d)	1,000,000	1,032,500
Iron Mountain, Inc.:
8.25% 7/1/11	735,000	737,940
8.625% 4/1/13	1,110,000	1,141,080
Penhall International Corp. 12% 8/1/14 (d)	1,040,000	1,133,600
Rental Service Corp. 9.5% 12/1/14 (d)	1,070,000	1,120,825
Rural/Metro Corp. 0% 3/15/16 (c)	1,305,000	1,008,113
United Rentals North America, Inc. 7% 2/15/14	3,055,000	3,001,538
		18,790,934
Shipping - 2.3%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (d)	1,825,000	1,859,219
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
OMI Corp. 7.625% 12/1/13	$ 3,310,000	$ 3,359,650
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	196,950
8.25% 3/15/13	420,000	441,000
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,577,775
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,341,488
		11,776,082
Steels - 0.4%
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,816,875
Super Retail - 2.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	2,450,000	2,590,875
Michaels Stores, Inc.:
10% 11/1/14 (d)	1,940,000	2,061,250
11.375% 11/1/16 (d)	1,680,000	1,803,900
NBC Acquisition Corp. 0% 3/15/13 (c)	1,980,000	1,593,900
Nebraska Book Co., Inc. 8.625% 3/15/12	1,425,000	1,407,188
Sonic Automotive, Inc. 8.625% 8/15/13	1,605,000	1,665,188
		11,122,301
Technology - 8.1%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	500,000	487,500
Amkor Technology, Inc. 9.25% 6/1/16	1,575,000	1,565,156
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (d)	1,400,000	1,480,500
10.8694% 6/1/13 (d)(e)	1,190,000	1,243,550
Celestica, Inc.:
7.625% 7/1/13	480,000	456,000
7.875% 7/1/11	1,605,000	1,564,875
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (d)	1,570,000	1,562,150
9.125% 12/15/14 pay-in-kind (d)	1,100,000	1,093,180
9.25% 12/15/14 (d)(e)	1,515,000	1,507,425
10.125% 12/15/16 (d)	1,490,000	1,482,550
IKON Office Solutions, Inc. 7.75% 9/15/15	1,840,000	1,932,000
Lucent Technologies, Inc.:
6.45% 3/15/29	3,305,000	3,007,550
6.5% 1/15/28	1,065,000	971,813
Nortel Networks Corp.:
9.61% 7/15/11 (d)(e)	1,335,000	1,423,444
10.125% 7/15/13 (d)	1,520,000	1,660,600
Northern Telecom Capital Corp. 7.875% 6/15/26	195,000	181,838
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
NXP BV:
7.875% 10/15/14 (d)	$ 2,450,000	$ 2,529,625
8.11% 10/15/13 (d)(e)	1,700,000	1,729,750
9.5% 10/15/15 (d)	1,915,000	1,977,238
Sanmina-SCI Corp.:
6.75% 3/1/13	870,000	798,225
8.125% 3/1/16	1,215,000	1,148,175
Seagate Technology HDD Holdings 6.8% 10/1/16	865,000	858,513
STATS ChipPAC Ltd. 7.5% 7/19/10	2,365,000	2,412,300
SunGard Data Systems, Inc.:
9.125% 8/15/13	2,160,000	2,278,800
9.9725% 8/15/13 (e)	1,045,000	1,089,413
10.25% 8/15/15	310,000	334,025
Xerox Capital Trust I 8% 2/1/27	3,445,000	3,513,900
Xerox Corp.:
6.4% 3/15/16	600,000	604,290
7.625% 6/15/13	1,010,000	1,050,400
		41,944,785
Telecommunications - 8.1%
Centennial Communications Corp. 10% 1/1/13	775,000	831,188
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	600,000	618,000
Digicel Ltd. 9.25% 9/1/12 (d)	2,360,000	2,513,400
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (d)(e)	1,820,000	1,856,400
Intelsat Ltd.:
6.5% 11/1/13	5,355,000	4,739,175
7.625% 4/15/12	3,595,000	3,464,681
9.25% 6/15/16 (d)	2,360,000	2,590,100
11.25% 6/15/16 (d)	2,090,000	2,364,313
11.3544% 6/15/13 (d)(e)	1,120,000	1,195,600
Intelsat Subsidiary Holding Co. Ltd. 10.2519% 1/15/12 (e)	1,045,000	1,055,450
Level 3 Financing, Inc.:
9.25% 11/1/14 (d)	4,745,000	4,857,694
12.25% 3/15/13	2,355,000	2,684,700
MetroPCS Wireless, Inc. 9.25% 11/1/14 (d)	1,940,000	2,017,600
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,301,000	1,358,895
PanAmSat Corp. 9% 8/15/14	919,000	1,001,710
Qwest Corp.:
7.5% 10/1/14	1,475,000	1,563,500
8.61% 6/15/13 (e)	3,080,000	3,345,496
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc. 9.625% 5/1/11	$ 300,000	$ 337,500
U.S. West Communications:
6.875% 9/15/33	1,005,000	954,750
7.5% 6/15/23	1,040,000	1,053,000
Windstream Corp.:
8.125% 8/1/13	355,000	382,513
8.625% 8/1/16	1,010,000	1,100,900
		41,886,565
Textiles & Apparel - 0.9%
Hanesbrands, Inc. 8.735% 12/15/14 (d)(e)	1,025,000	1,053,188
Levi Strauss & Co.:
8.875% 4/1/16	2,870,000	2,999,150
10.11% 4/1/12 (e)	640,000	655,200
		4,707,538
TOTAL NONCONVERTIBLE BONDS (Cost $442,976,689)		455,164,223
Nonconvertible Preferred Stocks - 0.3%
	Shares
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (a) (Cost $1,611,380)	1,426	1,625,640
Floating Rate Loans - 8.4%
	Principal Amount
Automotive - 2.0%
Delphi Corp. term loan:
7.625% 12/31/07 (e)	$ 170,000	170,850
8.125% 12/31/07 (e)	700,000	703,500
Ford Motor Co. term loan 8.36% 12/15/13 (e)	5,620,000	5,697,241
Lear Corp. term loan 7.8656% 4/25/12 (e)	757,000	764,570
Navistar International Corp.:
term loan 8.61% 1/19/12 (e)	726,000	737,798
7.1663% 1/19/12 (e)	264,000	268,290
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (e)	2,240,000	2,241,400
		10,583,649
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 1.2%
Charter Communications Operating LLC Tranche B, term loan 7.985% 4/28/13 (e)	$ 2,054,000	$ 2,071,973
CSC Holdings, Inc. Tranche B, term loan 7.1135% 3/29/13 (e)	2,550,725	2,549,131
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (e)	1,800,000	1,813,500
		6,434,604
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche C, term loan 8.1138% 6/29/14 (e)	1,800,000	1,815,750
Electric Utilities - 0.7%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.555% 6/24/12 (e)	1,182,991	1,182,991
term loan 7.599% 6/24/12 (e)	843,494	843,494
Tranche 2, term loan 10.82% 6/24/13 (e)	1,517,750	1,532,928
		3,559,413
Energy - 0.7%
Sandridge Energy, Inc. term loan 10.19% 11/21/07 (e)	1,790,000	1,803,425
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (e)	216,774	218,400
term loan:
7.6% 10/31/07 (e)	790,000	790,000
7.6129% 10/31/12 (e)	891,936	898,625
		3,710,450
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. term loan B 7.61% 6/30/10 (e)	330,000	332,063
Gaming - 1.1%
Kerzner International Ltd.:
term loan 8.3531% 9/1/13 (e)	1,162,500	1,143,609
Class DD, term loan 8.3531% 9/1/13 (e)(f)	697,500	686,166
Tropicana Entertainment term loan 7.86% 1/3/12 (e)	1,310,000	1,326,375
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (f)	780,000	780,000
8.12% 5/26/13 (e)	1,560,000	1,575,600
		5,511,750
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 0.2%
Stiefel Laboratories, Inc. term loan:
7.61% 12/28/13 (e)(f)	$ 240,000	$ 242,400
10.36% 6/28/14 (e)	830,000	844,525
		1,086,925
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 7.3546% 12/23/12 (e)	3,375,900	3,396,999
Services - 0.5%
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/21/13 (e)	190,000	191,425
RiskMetrics Group Holdings LLC term loan:
7.57% 1/11/14 (e)	1,090,000	1,098,175
10.82% 7/11/14 (e)	230,000	234,888
RSC Equipment Rental Tranche 2LN, term loan 8.856% 11/30/13 (e)	1,080,000	1,097,550
		2,622,038
Super Retail - 0.2%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (e)	1,220,898	1,233,107
Telecommunications - 0.6%
Intelsat Bermuda Ltd. term loan 7.86% 1/12/14 (e)	590,000	593,688
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,265,000	1,293,463
Wind Telecomunicazioni Spa term loan 12.61% 12/12/11 (e)	1,115,424	1,147,492
		3,034,643
TOTAL FLOATING RATE LOANS (Cost $42,977,605)		43,321,391
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 5.35% (b) (Cost $14,471,594)	14,471,594	14,471,594
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $502,037,268)		514,582,848
NET OTHER ASSETS - 0.7%		3,689,161
NET ASSETS - 100%		$ 518,272,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,259,449 or 23.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,717,500 and $1,349,013, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 268,695
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $501,493,801. Net unrealized appreciation aggregated $13,089,047, of which $15,797,106 related to appreciated investment securities and $2,708,059 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813061.102

HIM-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Alabama - 0.0%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 300,000	$ 309,417
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (d)	1,500,000	1,509,585
Arizona - 1.4%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	1,300,000	1,378,195
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,012,090
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,612,123
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,056,850
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,734,163
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,074,540
		8,867,961
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,041,920
California - 11.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,087,820
California Econ. Recovery Series A:
5% 7/1/15 (MBIA Insured)	1,800,000	1,938,222
5.25% 7/1/14 (FGIC Insured)	900,000	982,908
California Gen. Oblig.:
5% 3/1/15	1,000,000	1,071,940
5% 9/1/31	1,500,000	1,576,830
5% 12/1/31 (MBIA Insured)	1,400,000	1,466,290
5% 9/1/33	1,800,000	1,889,316
5.125% 11/1/24	600,000	634,044
5.25% 2/1/15	1,200,000	1,292,076
5.25% 2/1/16	1,000,000	1,076,730
5.25% 2/1/24	1,000,000	1,064,940
5.25% 2/1/27 (MBIA Insured)	500,000	531,625
5.25% 2/1/28	1,200,000	1,273,716
5.25% 2/1/33	2,000,000	2,109,080
5.25% 12/1/33	2,300,000	2,441,795
5.25% 4/1/34	2,200,000	2,331,604
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 170,000	$ 185,944
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	3,395,000	3,757,926
5.5% 11/1/33	5,400,000	5,870,664
5.625% 5/1/20	80,000	85,214
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,127,300
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,797,384
Series 2005 H, 5% 6/1/18	1,425,000	1,510,457
Series 2005 K, 5% 11/1/17	2,300,000	2,452,352
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,300,000	1,312,636
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	496,415
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	716,681
5% 1/15/16 (MBIA Insured)	400,000	417,964
5.75% 1/15/40	600,000	621,846
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,450,000	1,656,698
Series A, 5% 6/1/45	6,650,000	6,846,641
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,126,160
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,348,919
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,048,640
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	2,300,000	2,697,394
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	1,000,000	1,043,340
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	556,890
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	1,755,000	1,916,021
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/20 (AMBAC Insured)	$ 2,000,000	$ 2,177,480
Series K, 5% 5/15/18 (MBIA Insured) (b)	2,470,000	2,636,898
		71,176,800
Colorado - 2.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,940,483
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,311,077
Colorado Health Facilities Auth. Rev. (Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	919,873
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	840,846
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	252,839
5.625% 9/1/14	230,000	247,358
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,898,080
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	757,932
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (e)	1,200,000	1,300,524
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	1,874,145
		15,343,157
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,351,809
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (e)	10,000	10,075
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	961,848
5.25% 6/1/26 (FSA Insured)	6,000,000	6,152,220
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,567,793
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.: - continued
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	$ 2,000,000	$ 2,086,340
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,586,725
		13,365,001
Florida - 2.5%
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,086,830
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,064,160
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) Series 06G:
5% 11/15/16	100,000	106,355
5.125% 11/15/18	1,000,000	1,066,870
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 5% 11/15/14	1,000,000	1,055,950
3.95%, tender 9/1/12 (c)	2,100,000	2,081,310
5%, tender 11/16/09 (c)	1,800,000	1,846,818
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,044,170
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,041,880
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	2,000,000	2,100,380
Miami-Dade County School District 5% 2/15/14 (MBIA Insured) (b)	1,600,000	1,696,960
Palm Beach County School Board Ctfs. of Prtn. Series C, 5% 8/1/27 (FSA Insured)	1,050,000	1,085,595
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	530,245
		15,807,523
Georgia - 3.1%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,061,890
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,520,720
5% 11/1/43 (FSA Insured)	9,070,000	9,495,746
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,370,676
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	579,051
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Gen. Oblig. Series B, 5% 5/1/22	$ 2,000,000	$ 2,100,320
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,190,000	626,428
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,316,025
		20,070,856
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,505,218
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,348,038
		2,853,256
Illinois - 10.7%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (Pre-Refunded to 12/1/15 @ 100) (e)	1,300,000	1,430,884
Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	862,589
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,193,359
0% 1/1/24 (FGIC Insured)	6,110,000	2,879,460
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,000,000	1,033,550
Series A:
5% 1/1/34 (FSA Insured)	1,500,000	1,564,830
5% 1/1/42 (AMBAC Insured)	1,700,000	1,750,184
5.25% 1/1/33 (MBIA Insured)	1,070,000	1,120,707
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	30,000	31,834
5.5% 1/1/38 (MBIA Insured)	255,000	269,928
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,701
5.5% 1/1/40 (FGIC Insured)	525,000	552,521
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	303,561
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	918,801
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,398,050
Series B, 5% 1/1/26 (MBIA Insured) (d)	1,405,000	1,457,182
5.5% 1/1/09 (AMBAC Insured) (d)	570,000	586,359
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
5.5% 1/1/09 (AMBAC Insured) (Escrowed to Maturity) (d)(e)	$ 680,000	$ 699,897
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	163,381
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,498,616
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured) (b)	1,000,000	1,070,220
5.25% 11/15/26 (MBIA Insured)	300,000	323,172
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,150,402
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,485,777
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,595,760
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,797,777
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (e)	2,900,000	1,391,391
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	934,155
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,062,120
Series 2006, 5.5% 1/1/31	1,000,000	1,194,890
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,045,510
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,046,630
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,180,270
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,221,653
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,072,280
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,668,195
Illinois Sales Tax Rev. 6% 6/15/20	600,000	636,966
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,148,800
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/17 (AMBAC Insured)	1,000,000	629,680
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	985,025
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,795,000	$ 1,981,106
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,591,027
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,600,200
0% 6/15/19 (MBIA Insured)	3,710,000	2,187,416
0% 6/15/22 (MBIA Insured)	1,100,000	567,094
0% 12/15/24 (MBIA Insured)	3,090,000	1,420,195
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,459
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,636,213
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	724,090
		68,139,867
Indiana - 3.3%
Crown Point Multi-School Bldg. Corp. 5% 1/15/20 (FGIC Insured)	1,260,000	1,340,224
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,952,980
Hamilton Heights School Bldg. Corp. 5.25% 7/15/17 (FSA Insured)	1,910,000	2,100,160
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,215,940
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,558,095
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,622,775
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	642,630
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	1,600,000	1,454,416
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,059,650
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	802,550
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (d)	2,000,000	2,130,940
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	$ 1,195,000	$ 1,285,163
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,000,000	1,011,310
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,150,000	1,238,872
		21,415,705
Iowa - 0.7%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,209,920
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,005,530
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	359,308
5.25% 11/15/16	955,000	1,024,295
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,627,320
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,446,763
5% 12/1/14 (MBIA Insured)	500,000	511,875
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,459,362
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,798,283
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,071,220
		11,303,956
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,330,320
Louisiana - 0.4%
Louisiana Military Dept. 5% 8/1/14	1,730,000	1,798,958
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)	700,000	477,596
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	443,125
		2,719,679
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	1,000,000	1,072,110
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	$ 1,665,000	$ 1,793,954
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,093,612
		2,887,566
Massachusetts - 3.9%
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	200,000	213,868
Series E:
5% 11/1/23 (AMBAC Insured)	5,100,000	5,448,279
5% 11/1/24 (AMBAC Insured)	600,000	640,974
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,250
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	755,512
0% 8/1/10	4,500,000	3,888,540
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,302,550
5% 8/15/30 (FSA Insured)	4,500,000	4,735,980
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,301
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,545,872
		25,042,126
Michigan - 1.1%
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,517,573
Michigan Hosp. Fin. Auth. Hosp. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,043,340
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,407,367
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,055,880
		7,024,160
Minnesota - 1.8%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,800,828
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2001 C, 5.25% 1/1/32 (Pre-Refunded to 1/1/11 @ 100) (e)	$ 1,000,000	$ 1,053,620
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,095,710
North St. Paul-Maplewood-Oakdale Independent School District 622 5% 2/1/15 (FSA Insured)	1,425,000	1,532,716
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	607,311
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,129,060
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,056,300
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,454,474
Series 2003 11, 5.25% 12/1/18	1,000,000	1,069,000
		11,799,019
Missouri - 0.5%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,071,933
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,700,000	1,806,743
		2,878,676
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,528,770
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,050,520
		2,579,290
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,145,375
5% 2/1/46	2,000,000	2,067,860
		3,213,235
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,056,730
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	$ 1,000,000	$ 1,069,650
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,067,510
		3,193,890
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	981,950
New Jersey - 3.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	792,659
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,079,750
5.25% 3/1/23	2,000,000	2,146,700
5.25% 3/1/25	1,500,000	1,606,845
5.25% 3/1/26	915,000	980,175
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	951,696
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	448,748
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	1,990,000	1,993,781
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (e)	3,500,000	3,740,345
6.125% 6/1/42 (Pre-Refunded to 6/1/12 @ 100) (e)	1,600,000	1,771,936
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,400,000	1,584,786
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	835,000	967,147
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,102,120
		19,166,688
New Mexico - 1.2%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,088,862
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	476,820
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,984,471
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,002,090
		7,552,243
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.9%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 1,500,000	$ 1,654,890
5.75% 5/1/21 (FSA Insured)	1,200,000	1,301,832
Series 2004:
5.75% 5/1/21 (FSA Insured)	4,900,000	5,473,153
5.75% 5/1/25 (FSA Insured)	600,000	667,380
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	1,800,000	1,770,426
5% 2/15/47	3,100,000	3,236,679
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev. 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,482,250
Metropolitan Trans. Auth. Rev. Series A, 5.75% 11/15/32	4,300,000	4,696,073
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,038,220
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/14	3,600,000	3,828,564
5% 8/1/15	1,000,000	1,067,660
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	642,390
Series J, 5.5% 6/1/19	1,100,000	1,191,938
Subseries 2005 F1, 5.25% 9/1/14	1,200,000	1,296,312
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	655,000	662,185
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,015,380
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	524,660
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,098,640
Series D, 5% 6/15/39	500,000	523,265
Series E, 5% 6/15/34	1,600,000	1,660,768
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,053,170
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,616,160
Series C, 7.5% 7/1/10	360,000	381,863
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.: - continued
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	$ 3,950,000	$ 4,064,195
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,096,210
5% 7/1/14 (b)	1,000,000	1,038,240
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	889,932
4.875% 6/15/20	795,000	812,474
5% 6/15/15	305,000	312,939
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,737,952
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,051,110
Series A:
5.75% 2/15/16	10,000	10,639
6% 11/1/28 (a)	2,000,000	2,177,280
Series B:
5% 8/1/32	1,300,000	1,357,031
5.25% 2/1/29 (a)	2,000,000	2,098,840
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,625,100
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,155,000	1,221,366
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,067,430
5.25% 6/1/22 (AMBAC Insured)	950,000	1,014,059
5.5% 6/1/14	1,200,000	1,244,052
5.5% 6/1/16	4,700,000	4,936,410
Series C1:
5.5% 6/1/14	400,000	414,684
5.5% 6/1/15	1,700,000	1,785,510
5.5% 6/1/16	1,000,000	1,064,250
5.5% 6/1/17	1,600,000	1,699,520
5.5% 6/1/18	1,800,000	1,931,742
5.5% 6/1/19	1,600,000	1,733,728
5.5% 6/1/21	5,000,000	5,406,300
5.5% 6/1/22	1,500,000	1,620,150
		82,295,001
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 500,000	$ 511,065
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,575,686
		2,086,751
North Carolina - 1.6%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,036,650
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,291,293
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	355,000	368,430
5.125% 7/1/42 (Pre-Refunded to 10/1/12 @ 100) (e)	800,000	854,712
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,575,000	1,658,412
Series D, 6.7% 1/1/19	1,115,000	1,206,374
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,052,340
North Carolina Med. Care Cmnty. Health 5% 10/1/20	1,000,000	1,064,560
Union County Ctfs. Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,392,030
		9,924,801
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,274,070
Ohio - 0.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	1,005,000	1,006,729
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (e)	1,500,000	1,614,105
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	442,730
		3,063,564
Oklahoma - 1.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,082,270
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,871,551
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Inds. Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	$ 865,000	$ 907,800
6% 8/15/19 (MBIA Insured)	1,740,000	1,841,181
6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (e)	1,260,000	1,337,339
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,593,510
		8,633,651
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,837,142
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,138,820
		2,975,962
Pennsylvania - 3.0%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,382,763
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,062,120
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,735,153
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,738,875
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	898,912
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,131,393
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,152,500
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	501,045
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,248,318
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,641,800
		19,492,879
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	2,500,000	2,619,300
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank: - continued
Series C, 5.25% 1/1/15 (d)	$ 1,000,000	$ 1,058,930
5% 12/1/10	1,000,000	1,034,700
		4,712,930
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,074,490
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,465,480
		5,539,970
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,954,825
Greenwood Fifty School Facilities Installment 5% 12/1/21 (b)	1,000,000	1,058,230
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,074,712
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,140,610
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,071,940
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	584,840
		8,885,157
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,056,980
5% 12/15/15	1,500,000	1,597,095
5% 12/15/16	1,500,000	1,600,995
		4,255,070
Texas - 12.2%
Abilene Independent School District 5% 2/15/19	1,090,000	1,156,512
Aledo Independent School District Series A, 5.125% 2/15/33	1,000,000	1,052,720
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	1,063,610
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,032,343
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,586,700
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Canyon Independent School District Series A, 5.5% 2/15/18	$ 1,575,000	$ 1,711,836
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,098,670
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,072,033
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,394,336
0% 2/15/16	1,400,000	954,352
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5.25% 11/1/12 (MBIA Insured) (d)	1,000,000	1,060,840
Denton Independent School District 5% 8/15/33	1,600,000	1,651,392
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,341,760
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,060,730
Garland Independent School District 5.5% 2/15/19	2,500,000	2,613,900
Grand Prairie Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,079,660
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,066,230
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,676,448
0% 10/1/17 (MBIA Insured)	2,500,000	1,585,450
0% 8/15/24 (MBIA Insured)	1,000,000	458,400
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to 8/15/11 @ 100) (e)	1,000,000	1,068,380
5.75% 2/15/21 (Pre-Refunded to 8/15/12 @ 100) (e)	1,310,000	1,432,852
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,057,630
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,069,230
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,473,024
Houston Independent School District 0% 8/15/13	1,300,000	995,527
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,949,328
0% 2/15/17	1,000,000	652,710
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	834,350
Lewisville Independent School District 0% 8/15/19	2,340,000	1,358,159
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	$ 1,100,000	$ 1,181,466
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,068,160
Mansfield Independent School District:
5.375% 2/15/26	1,000,000	1,053,680
5.5% 2/15/17	2,000,000	2,143,240
Mesquite Independent School District 3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,000,000	1,000,000
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,076,722
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,324,218
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,039,830
Northside Independent School District 5.5% 2/15/15	940,000	995,911
Northwest Texas Independent School District 5.5% 8/15/21	170,000	183,253
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,902,705
San Antonio Elec. & Gas Sys. Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (e)	75,000	75,750
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,609,714
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (Pre-Refunded to 10/1/12 @ 100) (e)	2,245,000	2,426,800
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,055,130
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20 (Pre-Refunded to 11/15/08 @ 101) (e)	1,000,000	1,037,870
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,942,872
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	29,216
0% 9/1/15 (MBIA Insured)	1,100,000	769,637
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	640,000	659,750
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,323,740
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,088,023
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	$ 1,000,000	$ 1,036,940
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,071,220
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,559,405
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	37,042
		78,301,406
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	387,177
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	675,386
Series B, 5.75% 7/1/16 (MBIA Insured)	1,025,000	1,053,423
		2,115,986
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,079,460
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	426,824
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	1,000,000	1,046,240
		2,552,524
Washington - 6.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	637,460
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,265,538
Energy Northwest Elec. Rev. (#1 Proj.) Series 2006 A, 5% 7/1/15	1,000,000	1,070,020
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,794,302
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,046,311
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	1,000,000	1,043,730
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,916,144
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	$ 3,000,000	$ 3,091,950
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,069,740
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,070,020
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,099,140
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,055,100
Series C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,053,990
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	705,312
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	630,130
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,190,560
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,150,869
		42,890,316
Wisconsin - 1.3%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	835,000	892,590
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	357,676
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,557
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,169,876
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,603,695
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,061,810
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	1,500,000	1,643,670
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	600,000	671,076
Series A, 5.375% 2/15/34	1,000,000	1,049,930
		8,519,880
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,627,212)	638,727,603
NET OTHER ASSETS - 0.1%	893,685
NET ASSETS - 100%	$ 639,621,288
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $621,285,006. Net unrealized appreciation aggregated $17,442,597, of which $18,703,757 related to appreciated investment securities and $1,261,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2007

1.813029.102

FAV-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.2%
Gentex Corp.	20,051	$ 350,692
Automobiles - 1.2%
Monaco Coach Corp.	5,500	82,940
Nissan Motor Co. Ltd.	22,702	283,661
Renault SA	6,600	816,770
Winnebago Industries, Inc. (d)	17,602	590,371
		1,773,742
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	800	34,720
Service Corp. International	14,100	150,165
		184,885
Hotels, Restaurants & Leisure - 3.7%
Applebee's International, Inc.	5,700	143,868
Aristocrat Leisure Ltd.	16,800	210,158
Brinker International, Inc.	27,030	852,797
Carnival Corp. unit	23,500	1,211,660
Domino's Pizza, Inc.	6,600	188,562
Gaylord Entertainment Co. (a)	6,900	381,294
OSI Restaurant Partners, Inc.	16,950	669,356
Rare Hospitality International, Inc. (a)	8,975	283,072
Royal Caribbean Cruises Ltd.	26,860	1,206,820
WMS Industries, Inc. (a)	12,000	475,920
		5,623,507
Household Durables - 3.2%
Ethan Allen Interiors, Inc.	13,800	519,846
Jarden Corp. (a)	12,900	473,043
La-Z-Boy, Inc.	12,800	164,864
Leggett & Platt, Inc.	39,600	959,904
Newell Rubbermaid, Inc.	13,890	410,311
Sealy Corp., Inc.	22,300	334,723
Sony Corp. sponsored ADR	2,900	134,357
The Stanley Works	24,960	1,429,210
Whirlpool Corp.	5,600	512,008
		4,938,266
Leisure Equipment & Products - 1.3%
Brunswick Corp.	24,030	819,663
Eastman Kodak Co. (d)	36,820	952,165
Polaris Industries, Inc. (d)	2,700	126,252
		1,898,080
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.3%
E.W. Scripps Co. Class A	9,840	$ 480,487
Gannett Co., Inc.	17,200	1,000,008
Getty Images, Inc. (a)	14,450	711,518
Live Nation, Inc. (a)	10,662	263,138
Omnicom Group, Inc.	5,400	568,080
R.H. Donnelley Corp.	13,800	918,804
The New York Times Co. Class A (d)	20,200	466,418
The Reader's Digest Association, Inc. (non-vtg.)	15,810	267,031
Viacom, Inc. Class B (non-vtg.) (a)	7,812	317,714
		4,993,198
Multiline Retail - 0.9%
Big Lots, Inc. (a)	980	25,411
Family Dollar Stores, Inc.	31,900	1,033,560
Sears Holdings Corp. (a)	1,300	229,645
Tuesday Morning Corp. (d)	8,020	133,613
		1,422,229
Specialty Retail - 3.5%
AnnTaylor Stores Corp. (a)	1,300	44,850
AutoNation, Inc. (a)	6,402	143,725
AutoZone, Inc. (a)	1,700	213,571
Best Buy Co., Inc.	3,200	161,280
Gap, Inc.	49,400	946,998
Hot Topic, Inc. (a)	13,000	135,330
OfficeMax, Inc.	22,400	1,081,696
PETsMART, Inc.	25,300	772,662
RadioShack Corp.	7,200	159,120
Select Comfort Corp. (a)(d)	8,766	161,645
Tiffany & Co., Inc.	20,600	808,756
Williams-Sonoma, Inc.	21,500	752,500
		5,382,133
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	28,740	1,276,056
TOTAL CONSUMER DISCRETIONARY		27,842,788
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Cott Corp. (a)	26,200	$ 370,755
SABMiller PLC	17,300	392,247
		763,002
Food & Staples Retailing - 1.7%
Kroger Co.	18,900	483,840
Rite Aid Corp.	35,300	217,448
Safeway, Inc.	34,120	1,229,344
Sysco Corp.	19,700	680,635
		2,611,267
Food Products - 0.9%
Bunge Ltd.	3,200	246,240
Chiquita Brands International, Inc.	8,773	139,228
Corn Products International, Inc.	10,400	356,200
PAN Fish ASA (a)	50,000	53,524
Tyson Foods, Inc. Class A	35,200	624,800
		1,419,992
Household Products - 0.6%
Colgate-Palmolive Co.	12,800	874,240
Personal Products - 1.1%
Avon Products, Inc.	47,300	1,626,647
Playtex Products, Inc. (a)	3,200	45,056
		1,671,703
Tobacco - 0.5%
Altria Group, Inc.	9,300	812,727
TOTAL CONSUMER STAPLES		8,152,931
ENERGY - 7.4%
Energy Equipment & Services - 4.7%
Baker Hughes, Inc.	7,500	517,725
Cameron International Corp. (a)	13,900	729,750
ENSCO International, Inc.	7,970	405,434
FMC Technologies, Inc. (a)	14,630	906,036
GlobalSantaFe Corp.	7,100	411,871
Halliburton Co.	20,300	599,662
Hornbeck Offshore Services, Inc. (a)	1,200	33,024
National Oilwell Varco, Inc. (a)	15,880	962,963
Noble Corp.	5,390	403,981
Pride International, Inc. (a)	5,890	169,691
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc.	24,700	$ 980,096
Superior Energy Services, Inc. (a)	6,300	191,016
Transocean, Inc. (a)	6,630	512,963
Weatherford International Ltd. (a)	11,820	477,292
		7,301,504
Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc. (a)	2,300	31,004
Arch Coal, Inc.	17,730	526,936
Cabot Oil & Gas Corp.	8,800	570,768
EOG Resources, Inc.	5,800	400,954
EXCO Resources, Inc.	9,700	162,960
Foundation Coal Holdings, Inc.	19,600	652,288
Noble Energy, Inc.	4,800	256,368
Petroplus Holdings AG	1,770	113,138
Ultra Petroleum Corp. (a)	10,400	542,880
Valero Energy Corp.	15,280	829,398
		4,086,694
TOTAL ENERGY		11,388,198
FINANCIALS - 15.2%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	1,600	94,336
Janus Capital Group, Inc. (d)	3,630	74,342
Merrill Lynch & Co., Inc.	7,000	654,920
State Street Corp.	3,500	248,675
TD Ameritrade Holding Corp.	15,652	276,884
		1,349,157
Commercial Banks - 1.5%
Appalachian Bancshares, Inc. (a)	200	3,920
Boston Private Financial Holdings, Inc.	6,105	176,557
Colonial Bancgroup, Inc.	4,000	98,160
Popular, Inc.	4,600	83,996
UCBH Holdings, Inc.	12,292	230,475
UnionBanCal Corp.	7,246	468,237
Wachovia Corp.	15,850	895,525
Zions Bancorp	3,800	322,316
		2,279,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.7%
Capital One Financial Corp.	12,700	$ 1,021,080
Diversified Financial Services - 0.7%
Bank of America Corp.	12,768	671,341
JPMorgan Chase & Co.	8,800	448,184
		1,119,525
Insurance - 3.8%
AFLAC, Inc.	15,650	745,097
AMBAC Financial Group, Inc.	9,860	868,666
Employers Holdings, Inc. (a)	1,600	31,952
Genworth Financial, Inc. Class A (non-vtg.)	6,300	219,870
Marsh & McLennan Companies, Inc.	32,269	951,936
MBIA, Inc.	14,190	1,019,268
MetLife, Inc.	5,160	320,539
Montpelier Re Holdings Ltd.	3,400	59,262
Prudential Financial, Inc.	5,500	490,215
The St. Paul Travelers Companies, Inc.	13,830	703,256
Willis Group Holdings Ltd.	12,400	506,664
		5,916,725
Real Estate Investment Trusts - 5.5%
Alexandria Real Estate Equities, Inc.	3,300	357,588
American Financial Realty Trust (SBI)	15,200	169,936
Annaly Capital Management, Inc.	7,400	101,972
Developers Diversified Realty Corp.	7,400	496,688
Duke Realty LP	17,590	776,071
Education Realty Trust, Inc.	7,100	106,713
Equity Office Properties Trust	17,200	955,460
Equity Residential (SBI)	11,300	635,964
General Growth Properties, Inc.	20,419	1,256,177
GMH Communities Trust	7,700	75,537
Health Care Property Investors, Inc.	16,900	697,125
Kimco Realty Corp.	11,100	550,560
Public Storage, Inc.	6,400	696,064
United Dominion Realty Trust, Inc. (SBI)	15,200	498,408
Vornado Realty Trust	8,420	1,030,187
		8,404,450
Thrifts & Mortgage Finance - 2.1%
Countrywide Financial Corp.	15,360	667,853
Fannie Mae	22,040	1,245,921
Freddie Mac	12,170	790,198
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	28,600	$ 393,822
Radian Group, Inc.	3,200	192,704
		3,290,498
TOTAL FINANCIALS		23,380,621
HEALTH CARE - 9.6%
Biotechnology - 0.5%
Cephalon, Inc. (a)	8,100	586,521
MedImmune, Inc. (a)	5,800	201,028
		787,549
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	57,164	2,838,756
Becton, Dickinson & Co.	7,570	582,436
CONMED Corp. (a)	8,996	217,703
Dade Behring Holdings, Inc.	2,238	94,175
Wright Medical Group, Inc. (a)	12,200	267,058
		4,000,128
Health Care Providers & Services - 4.6%
Brookdale Senior Living, Inc.	7,200	345,600
Chemed Corp.	900	32,850
Community Health Systems, Inc. (a)	26,010	929,858
DaVita, Inc. (a)	5,500	300,300
Health Net, Inc. (a)	13,600	662,456
Laboratory Corp. of America Holdings (a)	4,100	301,104
McKesson Corp.	18,400	1,025,800
Medco Health Solutions, Inc. (a)	10,700	633,547
Omnicare, Inc.	3,285	132,024
Quest Diagnostics, Inc.	11,080	581,478
Triad Hospitals, Inc. (a)	8,770	372,725
United Surgical Partners International, Inc. (a)	16,906	515,126
UnitedHealth Group, Inc.	1,800	94,068
Universal Health Services, Inc. Class B	18,670	1,081,553
		7,008,489
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	11,200	504,000
Thermo Fisher Scientific, Inc. (a)	3,650	174,653
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Varian, Inc. (a)	1,111	$ 59,450
Waters Corp. (a)	5,100	289,119
		1,027,222
Pharmaceuticals - 1.2%
Alpharma, Inc. Class A	9,130	251,532
Schering-Plough Corp.	39,790	994,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,900	593,190
		1,839,472
TOTAL HEALTH CARE		14,662,860
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	8,340	381,055
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)(d)	4,810	416,979
Southwest Airlines Co.	10,400	157,040
TAM SA (PN) sponsored ADR (ltd. vtg.)	8,000	261,040
		835,059
Building Products - 1.1%
American Standard Companies, Inc.	6,600	325,974
Masco Corp.	40,270	1,288,237
		1,614,211
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (d)	48,238	616,964
Cintas Corp.	6,400	263,360
Clean Harbors, Inc. (a)	1,319	70,751
Navigant Consulting, Inc. (a)	13,200	274,296
Pike Electric Corp. (a)	5,700	92,739
The Brink's Co.	22,636	1,406,827
		2,724,937
Construction & Engineering - 0.6%
Fluor Corp.	10,470	864,822
Industrial Conglomerates - 1.2%
Tyco International Ltd.	60,050	1,914,394
Machinery - 1.1%
Albany International Corp. Class A	4,050	137,457
Briggs & Stratton Corp.	16,300	483,132
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	9,300	$ 932,604
Wabash National Corp.	10,163	161,998
		1,715,191
Road & Rail - 1.3%
Canadian National Railway Co.	7,110	324,198
Con-way, Inc.	12,000	596,880
CSX Corp.	1,700	62,543
Laidlaw International, Inc.	32,825	975,231
		1,958,852
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. Trust	8,227	301,684
TOTAL INDUSTRIALS		12,310,205
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR	39,510	513,630
Dycom Industries, Inc. (a)	20,330	460,068
Motorola, Inc.	41,250	818,813
Nortel Networks Corp. (a)	18,270	490,368
Powerwave Technologies, Inc. (a)	7,000	40,880
		2,323,759
Computers & Peripherals - 2.6%
Diebold, Inc.	5,400	250,290
EMC Corp. (a)	16,900	236,431
Imation Corp.	6,174	268,631
Intermec, Inc. (a)	27,003	648,882
NCR Corp. (a)	17,900	848,281
Seagate Technology	51,360	1,391,342
Sun Microsystems, Inc. (a)	30,800	204,512
Western Digital Corp. (a)	9,950	195,020
		4,043,389
Electronic Equipment & Instruments - 4.2%
Agilent Technologies, Inc. (a)	39,900	1,276,800
Arrow Electronics, Inc. (a)	23,680	834,720
Avnet, Inc. (a)	34,520	1,071,846
CDW Corp.	7,700	494,109
Celestica, Inc. (sub. vtg.) (a)	47,410	281,253
Flextronics International Ltd. (a)	123,770	1,439,445
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	18,400	$ 358,984
Jabil Circuit, Inc.	15,800	379,042
Molex, Inc.	4,000	117,560
Solectron Corp. (a)	66,190	215,118
		6,468,877
Internet Software & Services - 1.0%
Open Text Corp. (a)	3,700	69,497
ValueClick, Inc. (a)	12,000	306,240
VeriSign, Inc. (a)	5,602	133,888
Yahoo!, Inc. (a)	34,000	962,540
		1,472,165
IT Services - 1.0%
Ceridian Corp. (a)	7,230	216,683
Hewitt Associates, Inc. Class A (a)	28,200	759,708
Satyam Computer Services Ltd. sponsored ADR	15,000	349,200
Unisys Corp. (a)	14,870	128,179
		1,453,770
Office Electronics - 1.4%
Xerox Corp. (a)	122,270	2,103,044
Semiconductors & Semiconductor Equipment - 4.4%
AMIS Holdings, Inc. (a)	16,035	165,802
Amkor Technology, Inc. (a)	8,300	87,399
Applied Materials, Inc.	40,500	718,065
ASML Holding NV (NY Shares) (a)	37,100	946,792
Atmel Corp. (a)	37,400	223,652
DSP Group, Inc. (a)	3,769	79,074
Fairchild Semiconductor International, Inc. (a)	62,490	1,112,947
Integrated Device Technology, Inc. (a)	30,000	453,900
Intersil Corp. Class A	30,200	711,512
LSI Logic Corp. (a)	11,300	106,220
Maxim Integrated Products, Inc.	13,100	403,480
MKS Instruments, Inc. (a)	13,352	292,008
National Semiconductor Corp.	51,300	1,186,569
Spansion, Inc. Class A (a)	17,928	230,016
		6,717,436
Software - 1.2%
Fair, Isaac & Co., Inc.	9,079	361,526
Hyperion Solutions Corp. (a)	13,427	566,888
Parametric Technology Corp. (a)	10,400	206,128
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	11,300	$ 168,709
Symantec Corp. (a)	33,299	589,725
		1,892,976
TOTAL INFORMATION TECHNOLOGY		26,475,416
MATERIALS - 4.3%
Chemicals - 2.1%
Arkema sponsored ADR (a)	1,500	75,000
Ashland, Inc.	5,230	363,747
Celanese Corp. Class A	17,875	469,219
Chemtura Corp.	72,504	835,246
Cytec Industries, Inc.	14,300	832,546
Georgia Gulf Corp.	3,300	68,673
H.B. Fuller Co.	10,400	269,048
Lubrizol Corp.	4,000	206,080
OMNOVA Solutions, Inc. (a)	5,592	33,832
		3,153,391
Containers & Packaging - 1.0%
Owens-Illinois, Inc.	70,981	1,580,037
Metals & Mining - 1.2%
Alcan, Inc.	11,350	578,690
Alcoa, Inc.	19,470	628,881
Compass Minerals International, Inc.	7,147	221,771
Newmont Mining Corp.	5,480	247,148
Titanium Metals Corp. (a)	4,000	123,360
		1,799,850
TOTAL MATERIALS		6,533,278
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	45,200	1,700,876
CenturyTel, Inc.	160	7,174
Citizens Communications Co.	25,630	375,736
NTELOS Holding Corp.	11,064	206,012
Telenor ASA sponsored ADR	3,900	239,265
Verizon Communications, Inc.	16,340	629,417
		3,158,480
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
ALLTEL Corp.	10,600	$ 649,674
Crown Castle International Corp. (a)	5,400	189,864
Dobson Communications Corp. Class A (a)	35,700	345,933
MTN Group Ltd.	9,100	109,245
Sprint Nextel Corp.	24,200	431,486
Vivo Participacoes SA (PN) sponsored ADR	22,500	85,725
		1,811,927
TOTAL TELECOMMUNICATION SERVICES		4,970,407
UTILITIES - 5.6%
Electric Utilities - 2.6%
Allegheny Energy, Inc. (a)	16,000	744,320
American Electric Power Co., Inc.	4,000	174,120
DPL, Inc.	2,400	68,832
Edison International	16,060	722,379
Entergy Corp.	10,870	1,009,280
FirstEnergy Corp.	2,400	142,392
FPL Group, Inc.	9,800	555,170
PPL Corp.	16,320	580,992
		3,997,485
Gas Utilities - 0.5%
Energen Corp.	5,300	245,284
Equitable Resources, Inc.	12,201	527,693
		772,977
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	20,230	420,582
Constellation Energy Group, Inc.	10,600	769,030
NRG Energy, Inc.	10,700	641,251
TXU Corp.	16,780	907,462
		2,738,325
Multi-Utilities - 0.7%
CMS Energy Corp. (a)	17,100	285,399
Public Service Enterprise Group, Inc.	10,900	730,627
		1,016,026
TOTAL UTILITIES		8,524,813
TOTAL COMMON STOCKS (Cost $124,399,513)		144,241,517
Preferred Stocks - 0.2%
	Shares	Value
Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	5,170	$ 199,045
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	1,300	69,979
TOTAL PREFERRED STOCKS (Cost $260,117)		269,024
Corporate Bonds - 0.1%
	Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 100,000	113,660
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	10,000	10,075
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	27,675
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	20,000	19,500
TOTAL NONCONVERTIBLE BONDS		57,250
TOTAL CORPORATE BONDS (Cost $157,266)		170,910
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	8,360,272	$ 8,360,272
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	2,495,645	2,495,645
TOTAL MONEY MARKET FUNDS (Cost $10,855,917)		10,855,917
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $135,672,813)		155,537,368
NET OTHER ASSETS - (1.5)%		(2,274,716)
NET ASSETS - 100%		$ 153,262,652
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,479
Fidelity Securities Lending Cash Central Fund	4,469
Total	$ 72,948
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $135,726,154. Net unrealized appreciation aggregated $19,811,214, of which $22,197,122 related to appreciated investment securities and $2,385,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007